As filed with the Securities and Exchange Commission on September 11, 2007

1933 Act Reg. No. 33-88316

1940 Act File No. 811-8932

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

POST-EFFECTIVE AMENDMENT NO. 35	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 37	☒

Artisan Funds, Inc.

(Registrant)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

Telephone Number: (414) 390-6100

Janet D. Olsen	Bruce A. Rosenblum
Artisan Funds, Inc.	Bell, Boyd & Lloyd LLP
875 East Wisconsin Avenue, Suite 800	1615 L Street N.W., Suite 1200
Milwaukee, Wisconsin 53202	Washington, D.C. 20036

(Agents for Service)

Amending Parts A, B and C and filing Exhibits.

It is proposed that this filing will become effective:

☐        immediately upon filing pursuant to rule 485(b)

☐        on                      pursuant to rule 485(b)

☐        60 days after filing pursuant to rule 485(a)(1)

☐        on                      pursuant to rule 485(a)(1)

☐        75 days after filing pursuant to rule 485(a)(2)

☒       on December 3, 2007 pursuant to rule 485(a)(2)

This Post-Effective Amendment No. 35 to the Registration Statement contains a Prospectus and Statement of Additional Information describing Artisan Global Value Fund, a new series of Artisan Funds, Inc. This Post-Effective Amendment to the Registration Statement is organized as follows: (a) Prospectus relating to Artisan Global Value Fund; (b) Statement of Additional Information relating to Artisan Global Value Fund; (c) Part C Information for all series of Artisan Funds, Inc. No changes to the Prospectuses or Statements of Additional Information of other series of Artisan Funds, Inc. included in Post-Effective Amendment No. 34 to the Registration Statement of the Registrant are affected hereby.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to completion, dated September 11, 2007

ARTISAN FUNDS, INC.

INVESTOR SHARES

ARTISAN FUNDS, INC.

ARTISAN GLOBAL VALUE FUND [(ARTGX)]

INVESTOR SHARES

PROSPECTUS

DECEMBER [    ], 2007

Artisan Global Value Fund is 100% no-load, which means you pay no sales charges. You also pay no 12b-1 fees. However, you bear your share of annual fund operating expenses (including the investment management fee) that are deducted from Fund assets, and you may incur a 2% redemption fee if you redeem or exchange shares of the Fund that you have held for 90 days or less.

Be sure to read this prospectus before you invest, and please keep it on file for future reference. This prospectus presents important information about Artisan Global Value Fund, including investment strategies, management fees and services available to you as an investor.

If you have a question about any part of the prospectus, please call 800.344.1770 and an Artisan Funds representative will assist you. You may also obtain more information about Artisan Global Value Fund at www.artisanfunds.com.

The Securities and Exchange Commission has not approved or disapproved any of the Fund’s shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

Artisan Funds, Inc. • P.O. Box 8412 • Boston, MA 02266-8412

ARTISAN GLOBAL VALUE FUND

GOAL & PROCESS

GOAL

Artisan Global Value Fund seeks maximum long-term capital growth. The Fund may change this goal without the approval of shareholders.

INVESTMENT PROCESS

Artisan Partners Limited Partnership, the Fund’s adviser, uses a bottom-up investment process to construct a diversified portfolio of securities of undervalued U.S. and non-U.S. companies. The Fund’s investment process is focused on identifying what Artisan considers to be high quality, undervalued businesses that offer the potential for superior risk/reward outcomes.

Artisan’s in-depth research process focuses on four key investment characteristics:

•

Undervaluation. Determining the intrinsic value of the business is the heart of Artisan’s research process. Artisan believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. Artisan seeks to invest at a significant discount to Artisan’s estimate of the intrinsic value of a business.

•	Business quality. Artisan seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.

•

Financial strength. Artisan believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

•	Shareholder-oriented management. Artisan’s research process attempts to identify management teams with a history of building value for shareholders.

Companies that make it through this analytical process are ranked at the time of initiation of the position according to the degree of the discount of the current market price of the company’s stock to Artisan’s estimate of the company’s intrinsic value. Artisan assembles the portfolio by taking bigger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for appropriate diversification). Weightings of securities periodically are re-adjusted and are subject to investment related considerations, including diversification and liquidity.

The focus of the investment process is on individual companies, not on selection of countries or regions. Under normal market conditions, the Fund primarily invests in common stocks and other equity securities, both within and outside the U.S. From time to time, Artisan may conclude that a security other than an equity security presents a more attractive risk/reward profile for investment in a particular issuer. So, the Fund also may invest up to an aggregate of 10% of its net assets at market value at the time of purchase in debt

2

securities (including lower-rated securities) and convertible debt securities of U.S. or non-U.S. issuers that meet the Fund’s investment criteria. The Fund may invest up to 30% of its net assets at market value at the time of purchase in emerging and less developed markets. The Fund does not invest more than 35% of its net assets at market value at the time of purchase in companies from any single country other than the U.S. The Fund invests in U.S. and non-U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may reinvest in a company with a lower market capitalization.

The maximum investment in any single industry is 25% of the Fund’s net assets at market value at the time of purchase. As to 75% of its total assets, the Fund limits the size of its investments so that it invests no more than 5% of its assets in securities of a single issuer, measured at the time of purchase. In the rest of the Fund’s portfolio, the Fund may take larger positions, but will not invest more than 10% of its total assets, at the time of purchase, in the securities of a single issuer. The Fund tries to maintain a cash position of no more than 15% of its net assets, although cash flows, including from shareholder investments and redemptions and purchases and sales of portfolio securities, may cause the Fund’s cash position to be larger or smaller. Investment of available cash may be slowed during periods when stock prices are moving broadly upwards because higher prevailing valuations cause fewer securities to meet the Fund’s investment criteria. As a result of this emphasis on valuation, the Fund may at times hold more than 15% of its net assets in cash.

The Fund is a long-term investor and focuses on Artisan’s estimate of a company’s intrinsic value rather than short-term fluctuations in its stock price. So, if Artisan remains confident about its assessment of intrinsic value, the Fund may add to a position if the stock price declines. On the other hand, the Fund generally will sell when the stock price approaches or exceeds Artisan’s estimate of intrinsic value. The Fund also may sell if changing circumstances make Artisan change its assessment of the company’s intrinsic value or more attractive alternatives are identified.

The Fund generally does not invest in a company in which Artisan believes taking an activist role will be necessary to achieve the desired investment results. However, there may be circumstances in which the Fund would actively participate in a shareholder meeting (including submitting an item for inclusion on the agenda of a meeting) or otherwise act in a public manner to communicate Artisan’s views about a particular company’s business strategy.

The Fund invests a significant portion of its assets in securities that are traded in currencies other than U.S. dollars, so the Fund buys and sells foreign currencies to facilitate transactions in portfolio securities. The Fund usually does not hedge against possible variations in exchange rates, but exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency. The Fund may buy and sell currencies for cash at current exchange rates, or using an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.

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PRINCIPAL RISKS YOU SHOULD CONSIDER

Like all mutual funds that invest primarily in stocks, Artisan Global Value Fund takes investment risks and it is possible for you to lose money by investing in the Fund. The portfolio management team’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The principal risks that apply to the Fund include:

•

Stock Market Risks. The Fund invests primarily in common stocks and other equity securities. Over time, common stocks and other equity securities have shown greater growth than other types of securities. In the short-term, however, stock prices fluctuate widely in response to company, market, economic or other news.

•

Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including American Depository Receipts (ADRs)) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability.

•

Emerging Markets Risks. The risks of foreign investments typically are greater in emerging markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed and investments in emerging market securities also are generally more volatile and less liquid than investments in markets of developed countries. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets.

•

Currency Risks. Foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate daily. As a result, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. For example, the Fund may have a significant portion of its assets invested in securities denominated in the euro, so the exchange rate between the euro and the U.S. dollar is likely to have a significant impact on the value

4

of the Fund’s investments. On occasion, the Fund may (but is not required to) try to hedge against the risk of loss resulting from currency fluctuation. There can be no guarantee that any hedging activity will be undertaken or, if undertaken, will be successful. Hedging activity or use of forward foreign currency contracts may reduce the risk of loss from currency revaluations, but also may reduce or limit the opportunity for gain.

•

Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer Wall Street firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.

•

Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.

•

Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.

•

Debt Securities Risks. Debt securities in which the Fund invests may be unrated or lower-rated, and may have a risk profile closer to that of an equity security. Compared to other debt securities, debt securities with the lowest investment grade ratings (often called “junk bonds”) are considered to have speculative characteristics. On balance, debt securities that are below investment grade or unrated generally are considered predominately speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of default and bankruptcy. They are likely to be less marketable and more adversely affected by economic downturns than high-quality debt securities.

The Fund may invest in debt securities without considering the maturity of the instrument. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably.

•

Convertible Securities Risks. The value of convertible securities will vary based on the perceived value of the equity security underlying the convertible security. Convertible securities are frequently issued with a call feature that allows the issuer to choose when to redeem the security, which could result in the Fund being forced to redeem, convert, or sell the convertible security under circumstances unfavorable to the Fund. In addition, if the value of the

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PRINCIPAL RISKS YOU SHOULD CONSIDER

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equity security underlying the convertible security declines enough, the convertible security is more likely to be valued as a debt security and subject the Fund to the risks described under “Debt Securities Risks” above.

•

Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, significant levels of new investments may cause the Fund to have more cash than would otherwise be the case, which might have a positive or negative impact on Fund performance. Similarly, redemption activity might cause the Fund to sell portfolio securities or borrow money, which might generate a capital gain or loss or cause the Fund to incur costs that, in effect, would be borne by all shareholders, not just those investors who redeemed. Shareholder purchase and redemption activity may also affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive fund distributions.

PERFORMANCE

Performance information has not been presented because the Fund has not been in existence for at least one calendar year.

6

FEES & EXPENSES

Below are the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Fees
Maximum Sales Charge (Load) Imposed on Purchases	None
Exchange Fee	None[1]
Redemption Fee	2.00%[1]

Annual Fund Operating Expenses2 (expenses that are deducted from Fund assets):

Expenses
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	0.93%[2]
Total Annual Fund Operating Expenses	1.93%[3]

[1]

The Fund will charge you a 2.00% redemption fee when you sell or exchange shares owned for 90 days or less. For more information about the redemption fee, see “Redeeming Shares – Redemptions – General Information.”

[2]	Because the Fund is new, the amount shown for “Other Expenses” is based on estimated amounts for the current fiscal year.

[3]

Artisan Partners has voluntarily undertaken to reimburse the Fund for any ordinary operating expenses in excess of 1.50% of its average daily net assets, annually. Artisan Partners or the Fund may terminate this undertaking at any time. In addition, the outside directors of Artisan Funds have waived that portion of their fees allocable to the Fund until September 30, 2008. The amounts that Artisan Partners would reimburse the Fund and the waived directors’ fees have not been deducted from the total operating expenses shown in the table above. Giving effect to Artisan Partners’ undertaking to limit the Fund’s expenses and the waiver of the directors’ fees, the estimated total annual fund operating expenses would be 1.48%.

Example. The example is intended to help you compare the cost of investing in the Fund with that of investing in other mutual funds. The example assumes you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that you earn a 5% return each year, and that operating expenses remain constant. The example is for illustration only. It is not meant to suggest actual or expected costs or returns, which may be more or less than the amounts shown.1

Time Period
1 year	$196
3 years	606

[1]	Giving effect to Artisan Partners’ voluntary undertaking to limit the Fund’s expenses and the waiver of the directors’ fees, the estimated cost of investing in the Fund would be:

Time Period
1 year	$151
3 years	468

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ORGANIZATION, MANAGEMENT & MANAGEMENT FEES

Organization. Artisan Global Value Fund is a series of Artisan Funds, Inc.

Management. Artisan Global Value Fund is managed by Artisan Partners Limited Partnership (Artisan Partners), which selects the Fund’s investments and handles its business affairs under the direction of Artisan Funds’ board of directors. Artisan Partners was organized in 1994 and, as of September 30, 2007, managed approximately [$            ] billion for Artisan Funds and other institutional clients. Artisan Partners is a limited partnership managed by its general partner, Artisan Investment Corporation. Its address is Artisan Partners Limited Partnership, 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin, 53202-5402.

PORTFOLIO MANAGERS

Artisan Global Value Fund is managed by Daniel J. O’Keefe, Lead Portfolio Manager, and N. David Samra, Portfolio Manager. As portfolio managers of the Fund, Messrs. O’Keefe and Samra are responsible for management of the Fund as well as other Artisan Partners client portfolios.

Mr. O’Keefe has been the Lead Portfolio Manager of Artisan Partners’ global value strategy since its inception. He joined Artisan Partners in May 2002 as an analyst working with Mr. Samra on Artisan Partners’ international value strategy, including Artisan International Value Fund. He has been Portfolio Manager of Artisan International Value Fund since October 2006. Prior to joining Artisan Partners, Mr. O’Keefe was employed by Harris Associates L.P. from July 1997 through May 2002, where he was an analyst on the Oakmark International, Oakmark International Small Cap and Oakmark Global Funds. Mr. O’Keefe holds a B.A. from Northwestern University.

Mr. Samra is a Managing Director of Artisan Partners, and has been the Portfolio Manager of Artisan Partners’ global value strategy since its inception. He joined Artisan Partners in May 2002 and has been Lead Portfolio Manager of Artisan Partners’ international value strategy and Artisan International Value Fund since the inception of each. Prior to joining Artisan Partners, Mr. Samra was employed by Harris Associates L.P. from August 1997 through May 2002, where he was a Senior Analyst on the Oakmark International, Oakmark International Small Cap and Oakmark Global Funds. Mr. Samra holds a B.S. degree from Bentley College and an M.B.A. from Columbia Business School.

The statement of additional information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of Fund shares.

8

MANAGEMENT FEES

The Fund pays a management fee to Artisan Partners for serving as its investment adviser and providing administrative services. The annual fee is determined as a percentage of the Fund’s average daily net assets and is paid at an annual rate of: 1.000% up to $1 billion; 0.975% from $1 billion up to $4 billion; 0.950% from $4 billion up to $8 billion; 0.925% from $8 billion up to $12 billion; and 0.900% over $12 billion.

The management fee and other expenses related to the Fund’s operations are reflected in its net asset value.

A discussion regarding the basis for the approval by the board of directors of the investment advisory contract for the Fund is available in the Artisan Funds’ annual report to shareholders for the fiscal year ending September 30, 2007.

INVESTING WITH ARTISAN FUNDS

MINIMUM INVESTMENTS

To open an account	$1,000	*
To add to an account	$50	*
Minimum balance required	$1,000	*

*	The Fund will waive the initial minimum of $1,000 if you invest through the Automatic Investment Plan. See “Buying Shares – Automatic Investment Plan (AIP).” The Fund’s initial minimum or subsequent investment requirements may not apply to investments held in omnibus accounts or other accounts held through intermediaries, although the intermediary maintaining such an account may impose its own minimum investment requirements. See “Other Information – Authorized Agents/Fund Intermediaries.”

WHO CAN INVEST IN THE FUND?

To invest in the Fund, you must be an adult U.S. citizen or resident or a U.S. entity with a U.S. tax identification (social security) number. You may not place transactions in your account for the benefit of any person other than yourself (except for a transfer of shares to another account). If the Fund determines that the registered owner of an account has permitted another person or entity who is not the registered or beneficial owner of the account to hold shares through that account, the Fund may reject future purchases in that account and any related accounts.

Shares of the Fund are qualified for sale only in the U.S. and its territories and possessions. The Fund generally does not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

SELECT THE ACCOUNT THAT’S RIGHT FOR YOU

You can open the following types of accounts with the Fund:

•	Individual or Joint Ownership – Individual accounts are owned by one person. Joint accounts can have two or more owners.

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•

Uniform Gift or Transfer to a Minor (UGMA, UTMA) – Custodial accounts let you give money to a minor for any purpose. This gift is irrevocable, and the minor gains control of the account once he or she reaches the age of majority.

•	Individual or Marital Trust.

•	Trust for an Established Employee Benefit or Profit-Sharing Plan.

•	Business or Organization – This type of account is for a corporation, association, partnership or similar institution.

•

Retirement Account – This type of account includes traditional individual retirement accounts (IRAs), Roth IRAs, rollover IRAs, simplified employee pension plans (SEP-IRAs), SIMPLE IRAs, Keogh plans, profit sharing and money purchase plans, 403(b) plans and 401(k) plans.

•	Coverdell Education Savings Account (ESAs) – ESAs provide a tax-favored vehicle through which educational expenses can be funded on behalf of the individual for whom the account is established.

You must contact the Fund prior to opening an omnibus account.

SHARE PRICE

The Fund is open for business every day the New York Stock Exchange (NYSE) is open for regular session trading. Shares are not priced on days when the NYSE is closed. The Fund buys and sells its shares each day the NYSE is open, at the net asset value (NAV) per share next calculated after your purchase or redemption order is received and accepted by the Fund or its authorized agent.

The Fund’s NAV per Investor Share is the value of a single Investor Share. It is computed by totaling the Investor Shares’ pro rata share of the value of the Fund’s investments, cash and other assets, subtracting the Investor Shares’ pro rata share of the value of the Fund’s general liabilities and the liabilities specifically allocated to the Investor Shares, then dividing the result by the number of Investor Shares outstanding. For purpose of calculating the NAV, securities transactions and shareholder transactions are accounted for no later than one business day after the trade date. The NAV is computed daily as of the NYSE closing time – usually 4:00 p.m. Eastern Time, but sometimes earlier.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, and over-the-counter securities are valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting or pricing agent (each, a “pricing vendor”) as the principal exchange. The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing

10

price information for a security from the principal exchange as of the time of valuation, the security is valued using (i) the closing price on another exchange on which the security is traded (if such price is available from a pricing vendor) or (ii) the most recent bid quotation on the principal exchange, or, if such bid is not available, the bid from another exchange or in the over-the-counter market, except that securities listed on the London Stock Exchange are valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments maturing within sixty days of the valuation date are valued at amortized cost, which approximates market value. Debt securities maturing in more than 60 days from the valuation date and traded on a securities exchange shall be valued at the last reported sale price as of the time of valuation on the exchange on which the security is principally traded. Exchange-traded debt securities for which no reported sale price is available on the date of valuation and other debt securities maturing in more than 60 days shall be valued at closing bid prices. Each money market security and debt security having a maturity of 60 days or less from the valuation date shall be valued at amortized cost (or amortized value on the 61st day before maturity if held on that day).

Securities for which prices are not readily available are valued by Artisan Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors. A price determined under Artisan Funds’ valuation procedures will be considered not readily available, and the Fund may therefore use fair value pricing, if, among other things, the valuation committee believes that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. The Fund monitors for subsequent events using several tools, including the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities results in either a meeting of the valuation committee, which considers whether a subsequent event has occurred and whether local market closing prices continue to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on the information provided by the third party research service.

When fair value pricing is employed, the value of a portfolio security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair value utilized by the Fund as described above may differ from the value realized on the sale of those securities and the differences

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may be material to the NAV of the Fund. Values of foreign securities are translated from local currencies into U.S. dollars using current exchange rates.

The Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Fund may invest are sometimes open on days when the NYSE is not open and the Fund does not calculate its NAV, and sometimes are not open on days when the Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time as of which the Fund calculates its NAV. That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time as of which the Fund calculates its NAV. So, the value of the Fund’s portfolio may be affected on days when the Fund does not calculate its NAV and you cannot purchase or redeem Fund shares.

BUYING SHARES

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an Artisan Funds account, you will be asked to provide certain identifying information on your account application. If you fail to provide the appropriate information to the Fund, the Fund may try to contact you to obtain the necessary information. For more information, see “Other Information—Anti-Money Laundering Compliance.”

HOW TO OPEN AN ACCOUNT

BY MAIL – Complete and sign a new account application. Mail the application, along with your check for $1,000 or more to the address listed below (use the address that matches the delivery mechanism you are using – regular mail or overnight delivery). All checks must be made payable to “Artisan Funds” or to “Artisan Global Value Fund.” Cash, money orders, travelers checks, credit card payments, credit card checks, third-party checks, starter checks and checks drawn on non-U.S. financial institutions will not be accepted.

For regular mail delivery:	For overnight delivery:
Artisan Funds, Inc. c/o Boston Financial Data Services P. O. Box 8412 Boston, MA 02266-8412	Artisan Funds, Inc. c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809 800.344.1770

All investment checks must be delivered to one of the addresses above. Artisan Funds and Artisan Distributors LLC do not accept shareholder investment

12

checks at their corporate offices; checks received at those offices will be forwarded to Boston Financial, the Fund’s transfer agent, and purchases will not be effective until the order is received and accepted by Boston Financial.

BY EXCHANGE – You may open a new account by telephone by calling 800.344.1770 with an exchange of $1,000 or more from your identically registered account in another of the Artisan Funds (see “ – Telephone Exchange Plan”). A purchase by exchange is priced at the NAV next calculated after your call; the redemption may be subject to a redemption fee (see “Redeeming Shares – Redemption Fee”).

BY WIRE – Please call 800.344.1770 for instructions on opening an account by wire. Your financial institution may charge you a fee to send (or receive) funds by wire. Wire transfers from a bank outside the U.S. will not be accepted. A purchase by wire is priced at the NAV next calculated after Boston Financial receives your wire.

BY AUTOMATIC INVESTMENT PLAN (AIP) – Complete and sign the account application, including the AIP section. See “– Automatic Investment Plan (AIP).”

HOW TO ADD TO AN ACCOUNT

BY MAIL – Mail your check for $50 or more to one of the addresses listed below (use the address that matches the delivery mechanism you are using – regular mail or overnight delivery) along with the additional investment form at the bottom of your account statement or a letter indicating the amount of the purchase, your account number and the name in which your account is registered. All checks must be made payable to “Artisan Funds” or to “Artisan Global Value Fund.” Please print your account number on your check. Cash, money orders, travelers checks, credit card payments, credit card checks, third-party checks, starter checks and checks drawn on non-U.S. financial institutions will not be accepted.

For regular mail delivery:	For overnight delivery:
Artisan Funds, Inc. c/o Boston Financial Data Services P. O. Box 8412 Boston, MA 02266-8412	Artisan Funds, Inc. c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809 800.344.1770

BY TELEPHONE – The telephone purchase option enables you to add from $50 to $25,000 to your account by telephone. You may elect the telephone purchase option on your application or by completing the shareholder options form after your account has been opened. A telephone purchase with funds to be drawn from your bank account is generally effective on the business day after your call, if you call before the time as of which the Fund calculates its NAV, or on the second business day after your call if you call after the time as of which the Fund’s NAV has been calculated for the day (see “Investing with Artisan Funds – Share Price”). Your financial institution may impose a fee for wire or electronic funds transfer.

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BUYING SHARES (CONTINUED)

BY EXCHANGE – You may exchange between identically registered accounts by telephone. Telephone exchanges are subject to a minimum exchange of $50 and other limits (see “– Telephone Exchange Plan”).

BY WIRE – Please call 800.344.1770 for instructions on adding to an account by wire. A purchase by wire is priced at the NAV next calculated after Boston Financial receives your wire.

BY AIP – To add AIP to your existing Artisan Fund account, please call 800.344.1770 or visit www.artisanfunds.com for a shareholder options form. Your financial institution may charge you a fee for electronic transfers of funds. See “ – Automatic Investment Plan (AIP)” for more information.

TELEPHONE EXCHANGE PLAN

You may open a new account by exchange of $1,000 or more from your identically registered account in another of the Artisan Funds. You also may transfer investments between already existing identically registered accounts by exchanging at least $50.

Telephone exchanges are subject to these restrictions:

•	If you wish to exchange between Artisan Funds, both accounts must be registered in the same name, with the same address and taxpayer identification (social security) number.

•

Your exchange will be processed on the business day on which you call if you call before the time as of which the Fund calculates its NAV, or on the next business day after your call if you call after the time as of which the Fund’s NAV has been calculated for the day (see “Investing with Artisan Funds – Share Price”).

•	If your account is subject to backup withholding, you may not use the telephone exchange plan.

•

If you use the telephone exchange plan more than four times in any rolling twelve-month period, Artisan Funds may terminate your access to the plan. Exchanges conducted through an omnibus account are not subject to this limitation because Artisan Funds are not able to identify the underlying investors.

•	The Fund may charge you a 2% redemption fee on exchanges of shares owned for 90 days or less (see “Redeeming Shares – Redemption Fee”).

AUTOMATIC INVESTMENT PLAN (AIP)

The AIP allows you to make regular, systematic investments into the Fund. You purchase shares by transferring money from your designated checking or savings account directly into your Fund account. Simply designate your monthly investment amount (the monthly minimum is $50) and the day

14

(between the 3rd and the 28th) you want the transfer to take place. If you do not select a day, the withdrawal from your account will be made on the 15th of the month. If a withdrawal date falls on a weekend or holiday, your payment will be transferred from your bank account on the business day prior to the date you selected. Artisan Funds will not be responsible for non-sufficient funds fees. If your AIP does not clear, your purchase will be cancelled. You will be liable for any resulting losses or fees the Fund or its transfer agent incurs. If your purchase through the AIP fails to clear on two consecutive occasions, the Fund will terminate your AIP.

If you choose the AIP when you open your account, the minimum initial investment will be waived. However, your shares may be redeemed and your account closed if you discontinue the AIP before your account reaches the minimum initial investment size (see “Shareholder & Account Procedures – Minimum Balances”). To change an AIP, please notify us at least 14 days prior to the next scheduled investment date. For complete instructions on changing an AIP, please visit www.artisanfunds.com or contact a customer service representative at 800.344.1770.

PURCHASES – GENERAL INFORMATION

•	Your purchases must be in U.S. dollars.

•	If your check or telephone purchase order does not clear, your purchase will be cancelled. You also will be liable for any resulting losses or fees the Fund or its transfer agent incurs.

•	You may not change or cancel a purchase request after you have mailed or otherwise transmitted it.

•	Purchases may not be post-dated and cannot be held for processing on a designated date. All purchases will be processed upon acceptance.

•

An order typically is accepted when the Fund or its authorized agent has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

•

The Fund reserves the right to reject any purchase order deemed inappropriate or not in the best interest of existing Fund shareholders, to limit exchanges or to take such other actions as the Fund deems appropriate. For example, the Fund may reject an order that appears so large that it would disrupt management of the Fund or an order from someone ineligible to invest. The Fund also may reject orders as described below under “Other Information – Anti-Money Laundering Compliance” and “Other Information – Inappropriate Trading.” The Fund and its transfer agent will not be responsible for any loss, liability, cost or expense resulting from rejecting any purchase order.

•	A holiday, weekend or other interruption can affect the normal processing of an investment.

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BUYING SHARES (CONTINUED)

•	The Fund may terminate your ability to make automatic investments and telephone purchases if an item is not paid by your financial institution on two consecutive occasions.

•

To prevent unauthorized transactions in your account, the Fund will take precautions designed to verify that information communicated by telephone is genuine. The Fund and its transfer agent may record a call, request identifying information and send written confirmation of telephone transactions. The Fund and its transfer agent will not be responsible for any loss, liability, cost or expense resulting from acting upon instructions furnished by telephone if we follow reasonable procedures designed to verify the identity of the caller. We recommend that you take precautions to keep confidential your personal information, including your account number and tax identification (social security or employer identification) number. You should verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.

REDEEMING SHARES

You may redeem some or all of your shares on any day that the NYSE is open for regular session trading. Your redemption will be processed on the business day that your order is accepted by the Fund or its authorized agent if it is received before the time as of which the Fund calculates its NAV. If your order is received after the time as of which the Fund calculates its NAV, your order will be processed on the next business day. See “Investing with Artisan Funds – Share Price.” Some redemptions require signature guarantees. See “ – Signature Guarantees.”

HOW TO REDEEM SHARES

BY MAIL

Addresses:

For regular mail delivery:	For overnight delivery:
Artisan Funds, Inc. c/o Boston Financial Data Services P. O. Box 8412 Boston, MA 02266-8412	Artisan Funds, Inc. c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809 800.344.1770

Individual, Joint Owners, Sole Proprietorships, UGMA and UTMA Accounts

Mail a letter of instruction including: the Fund’s name; your account number; the dollar amount or number of shares to be sold; and the signature of each owner as it appears on the account. Some redemptions require signature guarantees. See “ – Signature Guarantees.” The letter of instruction should be sent to the address shown above (use the address that matches the delivery mechanism you are using – regular mail or overnight delivery).

16

IRA Accounts

To redeem shares in an Artisan Funds IRA account, you must send us a letter of instruction or complete the IRA Distribution Request Form. Call 800.344.1770 or visit www.artisanfunds.com for instructions.

If you are younger than 59 1/2, redemptions likely will be subject to income taxes and penalties. After you are 59 1/2, redemption proceeds may not be subject to penalties but likely will be subject to income tax.

Trust Accounts

To redeem shares held in the name of a trust, send a letter of instruction to the appropriate address shown above. The letter must be signed by the number of trustees required by the trust’s governing document, a copy of which must be provided to the Fund when the account is established.

All Other Accounts

Call 800.344.1770 for instructions.

BY TELEPHONE

With the telephone redemption option, you can redeem from $500 to $25,000 worth of shares per day by telephone. You automatically have the telephone redemption option unless you decline it on your account application. If you decline this option, but would like to add it at a later date, call 800.344.1770 or visit www.artisanfunds.com for a shareholder options form.

If you redeem shares by telephone, you may choose to have the Fund send payment: (i) by mail to the address of record; (ii) by EFT to a pre-authorized U.S. bank account; or (iii) to your pre-authorized U.S. bank account by wire transfer. Your request to add this option or to change your existing U.S. bank account must be submitted in writing or on a shareholder options form and include a signature guarantee. Your bank may charge you a fee for the incoming wire or incoming EFT; Artisan Funds reserves the right to charge fees for these services in the future. Payment by EFT usually will arrive at your bank two banking days after your redemption is processed. Payment by wire usually is credited to your bank account on the next banking day after your redemption is processed.

BY SYSTEMATIC WITHDRAWALS

This service lets you withdraw a set amount from your account at regular intervals. To be eligible for systematic withdrawal, you must have at least $5,000 in your Artisan Fund account and must withdraw at least $50 per transaction.

If you would like to add this option, please call us at 800.344.1770 or visit www.artisanfunds.com for a shareholder options form. You must use the IRA Distribution Request Form to request systematic withdrawals from your IRA account.

If you select the systematic withdrawal option, you may choose to have the Fund send payment: (i) by mail to the address of record; (ii) by EFT to a

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REDEEMING SHARES (CONTINUED)

pre-authorized U.S. bank account; or (iii) to your U.S. bank account by wire transfer. In order to receive funds by EFT or wire transfer, you must identify your U.S. bank account on your application, or if you are changing your U.S. bank account or adding this feature after your account is open, on a shareholder options form. Your request to change your U.S. bank account or add options must be submitted in writing and include a signature guarantee. Your bank may charge you a fee for the incoming wire or EFT; Artisan Funds reserves the right to charge fees for these services in the future. Payment by EFT usually will arrive at your bank two banking days after your redemption is processed. Payment by wire usually is credited to your bank account on the next banking day after your redemption is processed.

REDEMPTIONS – GENERAL INFORMATION

•

Normally, redemption proceeds will be mailed to you within seven days after receipt and acceptance of your redemption request. Redemption proceeds may be withheld or delayed as required by applicable law.

•	Subject to applicable law, the Fund may reject your redemption request if:

•	the identification information you provided in your account application cannot be verified;

•	your identification information matches information on a government list of suspicious persons; or

•	the Fund believes that you may be involved in suspicious activity.

•	If you recently have made a purchase, the Fund may withhold redemption proceeds until it is reasonably satisfied that it has received good funds. This confirmation process can take up to 15 days.

•	You may not change or cancel a redemption request after you have mailed or otherwise transmitted it.

•	Redemptions may not be post-dated and cannot be held for processing on a designated date. All redemptions will be processed upon acceptance.

•

Redemptions may be suspended or payment dates postponed on days when, other than weekends or holidays, the NYSE is closed, its trading is restricted or as permitted by the Securities and Exchange Commission.

•

If the Fund sends you a check for a redemption, systematic withdrawal payment or cash distribution that is returned “undeliverable” or remains uncashed for at least six months, the Fund may cancel the check and reinvest the proceeds in your Fund account at the NAV per share on the date of reinvestment and, if applicable, the Fund may (a) cancel your systematic withdrawal payments, honoring redemptions only by request and (b) automatically reinvest your future dividends and capital gains, even if you had elected cash payment. If you hold your investment in an IRA, or other

18

circumstances exist such that reinvesting the proceeds is not in your or the Fund’s best interest, your check will not be cancelled and the Fund may attempt to contact you to obtain further instruction.

•

The Fund intends to pay all redemptions in cash. During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets. Redemptions in excess of these limits may be paid wholly or partly by an in-kind distribution of securities.

REDEMPTION FEE

If you redeem or exchange shares of the Fund that you have held 90 days or less, the Fund will charge you a redemption fee of 2% of the redemption proceeds. The redemption fee will be deducted from your redemption proceeds and retained by the Fund.

The Fund reserves the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. The Fund currently waives the redemption fee on redemptions of shares held by certain retirement or profit-sharing plans and shares purchased through certain authorized agents or intermediaries. In those cases where an intermediary passes the redemption fee through to underlying investors, the amount of the fee and the holding period generally will be consistent with the Fund’s criteria. However, due to differences in operational capacities, the intermediaries’ methods for tracking and calculating the fee may be different in some respects from the methods employed by the Fund. If you purchase Fund shares through an intermediary, you should contact the intermediary for more information on how redemption fees will be applied to your shares.

The redemption fee does not apply to redemptions of shares purchased through reinvestment of dividends and distributions. The Fund also will not impose the redemption fee on redemptions initiated by the Fund. Waivers of the redemption fee are reported to the board of directors of Artisan Funds.

SIGNATURE GUARANTEES

To protect you and the Fund from fraud, the following redemption requests and account changes must be submitted in writing and include a signature guarantee for each account owner:

•	If you wish to redeem more than $25,000.

•	If you change your name or add/remove an owner on your account.

•	If you add/change the beneficiary to whom your account will be transferred upon your death.

•	If you ask that a check be mailed to an address other than the one on your account.

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REDEEMING SHARES (CONTINUED)

•	If you ask that a check be made payable to someone other than the account owner.

•	If you add the telephone redemption option to your existing account.

•	If you add/change the U.S. bank account to which the proceeds of any redemption are to be paid by wire or EFT.

•	If you transfer the ownership of your account.

•	If you wish to redeem shares and have changed the address on your account by phone or through www.artisanfunds.com within the last 60 days.

All signature guarantees must use a STAMP2000 Medallion imprint appropriate for the nature and dollar amount of the transaction. Each owner’s signature must be guaranteed separately. For example, a joint account with two owners requires two signature guarantees. Note that a signature guarantee will cover only transactions within a range of designated dollar values. You must be sure that the signature guarantee on your request is appropriate for the dollar value of your transaction. If you are signing on behalf of a corporation, trust, partnership or other entity, you may have to provide evidence of your authority to sign on behalf of such entity to obtain the signature guarantee. A form or transaction request received with an imprint other than an appropriate STAMP2000 Medallion imprint may be rejected. You should be able to obtain a signature guarantee with an appropriate STAMP2000 Medallion imprint from a bank, broker-dealer, securities exchange or association, clearing agency, savings association or credit union if authorized under state law. Please contact your financial institution for its signature guarantee requirements and fees. A notary public cannot provide a signature guarantee.

EVIDENCE OF AUTHORITY

A transaction request or other executed document submitted by a corporation, trust, partnership or other entity must be accompanied by evidence of authority of the person or persons signing the transaction request or such other document. In the case of a corporation, the transaction request or other document must be signed in the name of the corporation by an officer whose title must be stated, and must be accompanied by a bylaw provision or resolution of the board of directors, certified within 60 days, authorizing the officer to so act. A transaction request or other document from a partnership or a trust must be signed in the name of the partnership or trust by a general partner or a trustee. If the trustee is not named in the account registration, a transaction request or other document submitted by a trust must also include evidence of the trustee’s appointment, such as a certified copy of the relevant portions of the trust instrument. Under certain circumstances, before transactions can be processed, additional documents may be required in order to verify the authority of the person seeking to effect such transaction. If you have questions about documentation requirements, call us at 800.344.1770.

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SHAREHOLDER & ACCOUNT PROCEDURES

MINIMUM BALANCES

The Fund reserves the right to close your account and redeem your shares if the value of your account falls below $1,000. However, before closing a small account, the Fund will notify you and give you at least 30 days to bring your account’s value up to the minimum.

The Fund will waive the $1,000 minimum balance requirement if an account value has declined below $1,000 due solely to investment performance.

If you discontinue an AIP before your account reaches $1,000, that account also may be closed.

If you participate in systematic withdrawal and your account has insufficient funds to meet a withdrawal, the amount remaining will be completely redeemed.

ADDRESS CHANGES

You may change the address on your account:

•

by sending us a request in writing with all owners’ signatures (please note, if you wish to redeem within 60 days after a change of address in writing, each owner’s signature must be guaranteed using a STAMP2000 Medallion imprint appropriate for the nature and dollar amount of the transaction (see “Redeeming Shares – Signature Guarantees”)),

•	by calling us at 800.344.1770, or

•	if you have registered to access your account through www.artisanfunds.com.

The Fund will send a written confirmation of the change to both your old and new addresses.

If you change your address in writing without a signature guarantee, by phone or through www.artisanfunds.com, we will not honor any redemption for the following 60 days, unless that redemption is in writing with a signature guarantee. The Fund and its transfer agent will not be responsible for any loss, liability, cost or expense resulting from acting upon address changes given by telephone or through the Artisan Funds’ website if we follow reasonable procedures to verify the identity of the caller or website user.

STATEMENTS AND REPORTS

As a Fund shareholder, you will receive:

•	Confirmation statements.

•	Quarterly account statements.

•	Annual and semiannual reports with financial statements.

•	Year-end tax statements.

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SHAREHOLDER & ACCOUNT PROCEDURES

(CONTINUED)

We suggest you keep each quarterly and year-end account and tax statements with your other important financial papers. You may need them for tax purposes.

If you need copies of statements, visit www.artisanfunds.com or call 800.344.1770. Copies of this year’s or last year’s statements are free of charge; for earlier years, there is a per statement processing fee (currently $10) for each year for which statements (account or tax) are requested.

We reduce the number of duplicate prospectuses and annual and semiannual reports your household receives by sending only one copy of each to the address shared by two or more accounts. Call us at 800.344.1770 to request individual copies of these documents. We will begin sending individual copies within 30 days after receiving your request.

E-DELIVERY OF DOCUMENTS

If you hold your account directly with Artisan Funds, and you prefer to view Fund documents online rather than receiving paper documents, you may enroll in E-Delivery through www.artisanfunds.com. To enroll in E-Delivery, you will need to provide your social security number or employer identification number and a valid email address. All accounts associated with the social security or employer identification number you provide will be enrolled for E-Delivery.

When a Fund document becomes available, you will receive an email containing a link to that document. If the email we send to you is returned as undeliverable, we will attempt to resend the email two more times. If your email remains undelivered after those three attempts, your E-Delivery enrollment will be discontinued and paper copies of Fund documents will be sent to your mailing address on record. There are risks to electronic delivery of Fund documents, including, but not limited to, delay or failure of delivery due to technical difficulties and other matters beyond the Fund’s control. The Fund has no liability for the failure or disruption of the E-Delivery service due to circumstances beyond our reasonable control.

OTHER INFORMATION

AUTHORIZED AGENTS/FUND INTERMEDIARIES

The Fund may authorize certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”), to accept purchase, exchange and redemption orders on the Fund’s behalf. An order properly received by an authorized agent will be deemed to have been accepted by the Fund. If you buy, exchange or redeem shares through an authorized agent, you will pay or receive the Fund’s NAV per share next calculated after receipt and acceptance of the order by the authorized

22

agent, after giving effect to any transaction charge imposed by the agent and the 2% redemption fee (if applicable) imposed by the Fund.

Some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Fund’s behalf. These services may include record keeping, transaction processing for shareholders’ accounts and other services to its clients. This fee may be based on the number of accounts or may be a percentage, currently up to 0.40% annually, of the average value of accounts for which the authorized agent provides services. The Fund pays a portion of this fee, which is intended to compensate the authorized agent for its provision of services of the type that would be provided by the Fund’s transfer agent or other service providers if the shares were registered on the books of the Fund.

Artisan Partners, at its own expense, may pay authorized agents for accounting and shareholder services (to the extent those fees are not paid by the Fund), and for distribution and marketing services performed with respect to the Fund. Such payments may be made for one or more of the following: (1) expenses incurred by authorized agents for their sales activities with respect to the Fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of authorized agents for their sales activities and (2) marketing and promotional services by authorized agents, such as business planning assistance, educating personnel about the Fund and sponsoring sales meetings. A number of factors may be considered in determining the amount of the payments associated with such services, including that authorized agent’s sales, client assets invested in the Fund and redemption rates, the quality of the authorized agent’s relationship with Artisan Partners, and the nature of the services provided by the authorized agent to its clients. Although neither the Fund nor Artisan Partners pays for the Fund to be included in an authorized agent’s “preferred list” or other promotional program, some authorized agents that receive compensation as described above may have such programs in which the Fund may be included. Authorized agents that receive these types of payments may have a conflict of interest in recommending or selling Fund shares rather than other mutual funds, particularly where such payments exceed those associated with other funds.

The Fund reserves the right to waive or reduce the minimum initial or subsequent investment requirements, or the 2% redemption fee on Fund shares held for 90 days or less, for any account held through an authorized agent or other Fund intermediary.

ANTI-MONEY LAUNDERING COMPLIANCE

Artisan Funds is required to comply with various anti-money laundering laws and regulations. Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an Artisan Funds account, you must provide certain identifying information on your account application. If you are transferring the ownership of your account, you also will need to provide identification information about the transferee. If you fail to provide the

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OTHER INFORMATION (CONTINUED)

appropriate information to the Fund, the Fund may try to contact you to obtain the necessary information. If you are unable to provide the requested information, the Fund is unable to contact you within the period of time the Fund considers appropriate, or the Fund believes that the nature of the information needed is such that follow-up contact is not appropriate, your application will be rejected and the monies received to establish your account will be returned to you. For some investors and types of accounts, this could have adverse consequences. For example, an IRA holder with a limited amount of time to accomplish a rollover of IRA assets could suffer unfavorable tax consequences as a result of the Fund’s inability to process an application. As a result, it is very important that the application be filled out completely. If you have questions about completing your application, please call 800.344.1770.

After your account is established, the Fund also may take other actions or ask to see other identifying documents to verify your identity. These actions may include checking your identifying information against various databases and requesting identifying documents, such as a driver’s license or other state identification card for an individual or a business license for an entity, to verify your identity. If the Fund is unable to verify your identity from the information you provide, your account will be closed and the redemption proceeds will be paid to you (unless the Fund is required to “freeze” your account as described below). You will receive the share price next calculated after the Fund determines that it is unable to verify your identity (so your redemption proceeds may be more or less than the amount you paid for your shares and the redemption may be a taxable transaction).

If at any time the Fund believes you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” your account. The Fund also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account.

The Fund also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform you that it has taken the actions described above.

INAPPROPRIATE TRADING

Artisan Funds attempts to identify investors who appear to engage in trading the Fund considers inappropriate, which may include frequent or short-term trading, and to take reasonable steps to deter such activity. The Fund cannot always identify or reasonably detect frequent, short-term or other inappropriate trading. In particular, it may be difficult to identify frequent, short-term or other inappropriate trading in certain omnibus accounts and other accounts traded through intermediaries (which may include broker-dealers, retirement plan

24

administrators, insurance company separate accounts, bank trust departments or other financial services organizations), some of which may be authorized agents of the Fund. By their nature, omnibus accounts conceal from the Fund the identity of individual investors and their transactions. Artisan Funds complies fully with applicable federal rules requiring it to reach an agreement with each of its intermediaries pursuant to which certain information regarding purchases, redemptions, transfers and exchanges of Fund shares by underlying beneficial owners through intermediary accounts will be provided to the Fund upon request, but there can be no guarantee that all frequent, short-term or other trading activity the Fund may consider inappropriate will be detected, even with such agreements in place. If Artisan Funds is unsuccessful in reaching such an agreement with any intermediary, Artisan Funds will terminate that intermediary’s ability to purchase shares of the Fund for its customers.

Artisan Funds’ board of directors has adopted policies and procedures to address frequent or short-term trading. The Fund attempts to deter frequent or short-term trading through various methods, which include the following:

•	exchange limitations as described under “Buying Shares – Telephone Exchange Plan”;

•	redemption fees as described under “Redeeming Shares – Redemption Fee”; and

•	fair valuation of securities as described under “Investing with Artisan Funds – Share Price.”

The nature of the efforts undertaken and the resulting action by Artisan Funds depends, among other things, on the type of shareholder account. Although the Fund does not limit a shareholder to a certain number of purchases and sales of Fund shares within a specific time period, trading activity is monitored selectively on a daily basis in an effort to detect frequent, short-term or other inappropriate trading. If Artisan Funds believes that an investor has engaged in frequent, short-term or other inappropriate trading, it may reject future purchases of Fund shares in that account or related accounts, or by that investor, with or without prior notice; reject a particular purchase order; limit exchanges among Artisan Funds; and/or refuse to open an account. If inappropriate trading is detected in an account registered in the name of a financial intermediary or plan sponsor, Artisan Funds may request that the intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading.

Rejection of future purchases by a retirement plan because of inappropriate trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in inappropriate trading. To avoid those collateral consequences, for retirement plans, Artisan Funds generally will communicate with the intermediary or plan sponsor and request that the intermediary or plan sponsor take action to cause the inappropriate trading activity to cease. If inappropriate trading activity recurs, Artisan Funds may refuse all future purchases from the plan, including those of plan participants not involved in the inappropriate activity.

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OTHER INFORMATION (CONTINUED)

A financial intermediary through which you may purchase shares of the Fund may also independently attempt to identify trading it considers inappropriate, which may include frequent or short-term trading, and take steps to deter such activity. In some cases, the intermediary may require the Fund’s consent or direction to undertake those efforts. In other cases, Artisan Funds may elect to allow the intermediary to apply its own policies with respect to inappropriate trading in lieu of seeking to apply Artisan Funds’ policies to shareholders investing in the Fund through such intermediary, based upon Artisan Funds’ conclusion that the intermediary’s policies sufficiently protect shareholders of the Fund. In either case, the Fund may have little or no ability to modify the parameters or limits on trading activity set by the intermediary. As a result, an intermediary may limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by the Fund and discussed in this prospectus. The Fund’s ability to impose restrictions on trading activity with respect to accounts traded through a particular intermediary may also vary depending on the system capabilities, applicable contractual and legal restrictions and cooperation of the particular intermediary. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

The identification of inappropriate trading involves judgments that are inherently subjective and the above actions alone or taken together with the other means by which Artisan Funds seeks to discourage certain types of inappropriate trading (through the use of short-term redemption fees and fair value pricing, for example) cannot eliminate the possibility that inappropriate trading activity in the Fund will occur. Trading activity, appropriate or inappropriate, may affect the Fund and other shareholders. See “Principal Risks You Should Consider.”

PORTFOLIO SECURITY HOLDINGS DISCLOSURE

A complete list of the Fund’s portfolio holdings as of the close of each calendar quarter will be made publicly available on the Fund’s website (www.artisanfunds.com) on the 15th day of the following calendar quarter, or such later date as the Fund may determine. A complete list of portfolio holdings is also included in the reports the Fund files with the SEC after the end of each quarter. The Fund may disclose its top ten holdings or an incomplete list of its holdings as of a month-end may be made available immediately after any month-end (which list shall not include more than one-fourth of the Fund’s holdings), provided that the top ten holdings or other incomplete list has been made publicly available on the Fund’s website at least one day prior to disclosure of such information or has been included in an SEC filing that is required to include the information. A discussion of one or more portfolio holdings as of a month-end also may be made available immediately after month-end, provided that the substance of such discussion has been made

26

publicly available on the Fund’s website at least one day prior to disclosure of such information or is otherwise publicly available. Any such list of holdings or discussion of one or more portfolio holdings will remain available on the Fund’s website at least until the date on which the Fund files a report with the SEC that includes a list of portfolio holdings and is for the period that includes the date as of which such information is current. Portfolio holdings information can be found on the Artisan Funds’ website under “Materials” at www.artisanfunds.com/materials_info/view_online.cfm. Further discussion about the Fund’s policies and procedures in connection with the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information (SAI).

DIVIDENDS, CAPITAL GAINS & TAXES

The Fund intends to distribute substantially all of its net income and net realized capital gains to investors at least annually. The Fund’s investment decisions generally are made without regard to tax consequences. As a result, the Fund may be less tax-efficient than other mutual funds that take tax consequences into account in the investment process.

DISTRIBUTION OPTIONS

When you open an account, you may specify on your application how you want to receive your distributions. If you later want to change your selection, you may either submit a written request, visit www.artisanfunds.com or call us at 800.344.1770.

The Fund offers four options:

Reinvestment Option. Your dividends and capital gain distributions will be reinvested in additional shares of the Fund. If you do not indicate a choice on your application, we will automatically reinvest your distributions.

Income-Only Option. We will automatically reinvest your capital gain distributions, but send dividends to you by check or to your predesignated U.S. bank account by EFT.

Capital Gains-Only Option. We will automatically reinvest your dividends, but send capital gain distributions to you by check or to your predesignated U.S. bank account by EFT.

Cash Option. We will send all distributions to you by check or to your predesignated U.S. bank account by EFT.

In IRA accounts, all distributions are automatically reinvested because payments in cash likely would be subject to income tax and penalties. After you are 59 1/2, you may request payment of distributions in cash. Distributions paid in cash, even after you are 59 1/2, likely will be subject to income tax.

When you reinvest, the reinvestment price is the Fund’s NAV per share at the close of business on the reinvestment date.

Distribution checks usually will begin to be mailed promptly after the payment date.

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DIVIDENDS, CAPITAL GAINS & TAXES

(CONTINUED)

TAXES

As you should with any investment, consider how the return on your investment in the Fund will be taxed. If your investment is a tax-deferred account like an IRA, for example, the following tax discussion does not apply.

When you sign your account application, you must certify that your Social Security or taxpayer identification number is correct, that you are a U.S. person and that you are not subject to backup withholding for failing to report income to the IRS. If you fail to comply with this procedure, the IRS can require the Fund to withhold a percentage of your taxable distributions and redemptions.

Taxes on Transactions. When you redeem shares, you will experience a capital gain or loss if there is a difference between the basis of your shares (generally, their cost) and the price you receive when you sell them. You may be subject to tax.

Whenever you redeem shares of the Fund, you will receive a confirmation statement showing how many shares you sold and at what price. Shareholders of taxable accounts also may receive a year-end statement every January that reports, among other things, the average cost basis of the shares sold, if that information is available to the Fund. This will allow you or your tax preparer to determine the tax consequences of each redemption. However, be sure to keep your regular account statements and tax forms; that information will be essential in verifying the amount of your capital gains or losses.

Taxes on Distributions. Distributions are subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the U.S., your distributions also may be taxed by the country in which you reside.

Your distributions are taxable in the year they are paid, whether you take them in cash or reinvest them in additional shares. However, distributions declared in October, November or December and paid in January of the following year are taxable as if you received them on December 31 of the year declared.

For federal tax purposes, the Fund’s income and short-term capital gain distributions are taxed as ordinary income dividends, except as described below with respect to “qualified dividend income.” Long-term capital gain distributions are taxed as long-term capital gains. The character of a capital gain depends on the length of time that the Fund held the asset it sold.

The Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”) reduced the maximum tax rate on long-term capital gains of noncorporate investors from 20% to 15%. The Act also reduced to 15% the maximum tax rate on “qualified dividend income” received by noncorporate shareholders who satisfy certain holding period requirements. In the case of a fund that qualifies as a regulated investment company for tax purposes (which the Fund expects to continue to do), the amount of dividends that may be eligible for the reduced rate may not

28

exceed the amount of aggregate qualifying dividends received by the fund. To the extent the Fund distributes amounts of dividends, including short-term capital gain dividends, that the Fund determines are eligible for the reduced rates, it will identify the relevant amounts in its annual tax information reports to its shareholders. Without further legislative change, the rate reductions enacted by the Act will lapse, and the previous rates will be reinstated, for taxable years beginning on or after January 1, 2011.

A portion of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends the Fund receives from U.S. corporations. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

Every January, the Fund will send you and the IRS a Form 1099 showing the amount of taxable distributions you received (including those reinvested in additional shares) in the previous calendar year. Certain shareholders may receive an annual statement and not a Form 1099.

The Fund’s dividends and distributions are distributed to (and are taxable to) those persons who are shareholders of the Fund at the record date set by the board of directors. As a result, although the Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed to shareholders is affected by the number of Fund shares outstanding at the record date. If you invest in the Fund shortly before it makes a distribution, a portion of your investment may be returned to you in the form of a taxable distribution.

The Fund generally publishes estimates of its dividends and distributions in advance of the planned record and payment dates. There is no assurance that the Fund will publish such estimates in the future. Those estimates, if published, are for planning purposes and are subject to change. Artisan Funds attempts to identify investors who redeem shares prior to the record date in order to avoid receiving distributions. If Artisan Funds believes an investor or a third party who has authority to act on behalf of an investor has engaged in such trading activity, Artisan Funds may reject future purchases of Fund shares in that investor’s account or accounts associated with the third party, with or without prior notice, or refuse to open a new account for that investor or third party. If the trading activity is identified in an omnibus account registered in the name of a financial intermediary, Artisan Funds may request that the intermediary take action to prevent the particular investor or investors from engaging in that trading. In some cases, it may not be possible to block future transactions through an omnibus account for a particular investor. In such instances, Artisan Funds may reject future purchases on behalf of all clients of a financial advisor or broker-dealer through which the identified trading was conducted. The Fund’s ability to impose restrictions on trading activity with respect to accounts traded through an intermediary may vary depending on the system capabilities, applicable contractual and legal restrictions and cooperation of that

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DIVIDENDS, CAPITAL GAINS & TAXES

(CONTINUED)

intermediary. The identification of such trading activity involves judgments that are inherently subjective and the above actions, alone or taken together with the other means by which Artisan Funds seeks to discourage certain types of trading activity, cannot eliminate the possibility that the trading activity will occur. Trading activity, appropriate or inappropriate, may affect the Fund and its other shareholders. See “Principal Risks You Should Consider.”

Non-U.S. Investors. The Fund generally does not sell shares to investors residing outside the U.S. and certain of the Fund’s investment strategies and policies may cause adverse tax consequences for shareholders residing outside the U.S. Shareholders residing outside the U.S. should consult their tax advisors as to the tax consequences of owning Fund shares.

FINANCIAL HIGHLIGHTS

Financial highlights for the Fund are not presented because the Fund did not commence operations until on or after the date of this prospectus.

30

GLOSSARY

•	12b-1 fee: a fee charged by some mutual funds to pay for marketing, advertising and distribution services. Investors pay no 12b-1 fees when investing in an Artisan Fund.

•	American Depository Receipt (ADR): a negotiable certificate issued by a financial institution representing a specified number of shares in a stock that has a direct listing on another exchange.

•

Currency hedging: the Fund may hedge currency to attempt to reduce the risk of variations in exchange rates when the Fund has a substantial position in securities traded in that currency. The Fund might hedge currency risk by contracting to buy or sell foreign currencies in the future at a specified exchange rate.

•

Custodian: a bank, trust company, or other financial institution that keeps custody of a mutual fund’s assets, particularly its portfolio of securities. A custodian provides safekeeping of securities but has no role in portfolio management.

•	Developed market: a market in a country in which the government and economies are more soundly established.

•

Emerging or less developed market: a market in any country other than Canada, Luxembourg, the U.S. and the countries comprising the MSCI EAFE® Index (at the date of this prospectus, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom).

•	Fund Exchange: a purchase in one Artisan Fund and a corresponding sale in another Artisan Fund. An exchange may have tax consequences for a shareholder.

•	Hedge: an investment made in order to attempt to reduce the risk of adverse price movements.

•

Intermediary: a bank trust department, broker-dealer or other financial services organization through which Fund shares may be purchased and that provides services on behalf of the Fund to its customers who are Fund shareholders.

•

Lower-rated debt securities (junk bonds): junk bonds are high yield debt securities rated BB or Ba or lower by Standard & Poor’s Corporation, a division of The McGraw-Hill Companies, Moody’s Investor Services, Inc. or Fitch Ratings, or if unrated, are determined by Artisan Partners to be of comparable quality.

•	Market capitalization: the aggregate value of all of a company’s outstanding common stock.

800.344.1770 • WWW.ARTISANFUNDS.COM	31

•	Omnibus accounts: accounts in which purchases and sales of the Fund’s shares by multiple investors are aggregated by an intermediary and presented to the Fund on an aggregate basis.

•	Transfer agent: the organization that prepares and maintains records relating to shareholders’ accounts with the Fund.

32

For more detail on the Fund, you may request the SAI, which is incorporated in this prospectus by reference.

To view or print the SAI, visit www.artisanfunds.com. Call 800.344.1770 to receive a free copy of the SAI or if you have a question or would like to receive other information about the Fund.

HTML and text-only versions of the Fund’s documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202.551.8090. In addition, copies may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549 or by e-mail request at publicinfo@sec.gov.

811-8932

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.344.1770 WWW.ARTISANFUNDS.COM

Subject to completion, dated September 11, 2007

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ARTISAN FUNDS, INC.

INVESTOR SHARES

Artisan Global Value Fund

STATEMENT OF ADDITIONAL INFORMATION

December [    ], 2007

Artisan Global Value Fund (the “Fund”) is a series of Artisan Funds, Inc. (“Artisan Funds”). This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Fund’s prospectus dated December [    ], 2007 and any supplement to the prospectus. No information has been incorporated by reference into this SAI. A copy of the Fund’s prospectus can be obtained without charge by calling (800) 344-1770, by writing to Artisan Funds, P.O. Box 8412, Boston, MA 02266-8412, or by accessing the Artisan Funds website at www.artisanfunds.com.

Information about the Fund and Artisan Partners

The Fund is a series of Artisan Funds. Artisan Partners Limited Partnership (“Artisan Partners”) provides investment advisory services to the Fund.

At Artisan Funds, we believe that experienced, active managers investing in less efficient markets can produce superior returns over time. The Artisan Funds are intended for long-term investors who share that belief.

The Fund expects that over time its asset composition would place it in a global or worldwide equity fund category.

The discussion below supplements the description in the prospectus of the Fund’s investment objectives, policies and restrictions.

Investment Objectives and Policies

The investment objective of the Fund may be changed by the board of directors without the approval of a “majority of the outstanding voting securities” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). However, investors in the Fund will receive at least 30 days’ prior written notice of implementation of any change in the Fund’s investment objective.

Investment Techniques and Risks

Foreign Securities

Under normal market conditions, the Fund primarily invests in common stocks and other equity securities of U.S. and non-U.S. companies. The Fund may invest up to 30% of its net assets at market value at the time of purchase in emerging and less developed markets (“emerging markets”). The Fund does not invest more than 35% of its net assets at market value at the time of purchase in companies from any single country other than the U.S.

For the purposes of determining whether an issuer’s securities are appropriate for holding in the Fund, Artisan Partners considers an issuer to be from a particular country as designated by its securities information vendors.1 In the event (i) Artisan Partners’ securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, Artisan Partners assigns the security to a country using the primary vendor’s published criteria (to the extent available) or Artisan Partners’ own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. Country designations may change over time.

[1]

As of the date of this SAI, Artisan Partners uses as its primary source the country assignments used by Morgan Stanley Capital International (MSCI) in the creation of the MSCI indexes and FactSet Research Systems, Inc. as a secondary source for this information.

Securities of non-U.S. companies include American Depositary Receipts (“ADRs”), New York Shares, European Depositary Receipts (“EDRs”), Continental Depositary Receipts (“CDRs”), Global Depositary Receipts (“GDRs”), or other securities representing underlying shares of foreign issuers. ADRs, New York Shares, EDRs, CDRs and GDRs are receipts, typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security or pool of securities issued by an issuer and deposited with the depositary. ADRs, EDRs, CDRs and GDRs may be available for investment through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt’s underlying security. The Fund may invest in sponsored or unsponsored ADRs, EDRs, CDRs or GDRs.

With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall.

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions that generally are denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

Although the Fund will try to invest in companies located in countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect international investments.

Income from non-U.S. securities held by the Fund could be reduced by taxes withheld from that income, or other taxes that may be imposed by the countries in which the Fund invests. The net asset value (the “NAV”) of the Fund also may be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested.

Emerging Markets. Under normal market conditions, the Fund may invest up to 30% of its net assets at market value at the time of purchase in emerging market securities. Artisan Partners considers emerging markets to be those markets in any country other than Canada, Luxembourg, the United States and the countries comprising the MSCI EAFE® Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland,

Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom). Investments in emerging markets securities involve special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than investments in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Costs associated with transactions in emerging markets securities typically are higher than costs associated with transactions in U.S. securities. Such transactions also may involve additional costs for the purchase or sale of foreign currency.

Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Many emerging markets have experienced substantial rates of inflation for extended periods. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Some of those countries, in recent years, have begun to control inflation through more prudent economic policies.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund’s portfolio. Expropriation, confiscatory taxation, nationalization and political, economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur.

Privatizations. Some governments have been engaged in programs of selling part or all of their interests in government owned or controlled enterprises (“Privatizations”). Artisan Partners believes that Privatizations may offer opportunities for significant capital appreciation, and may invest assets of the Fund in Privatizations in appropriate circumstances. In certain countries, the ability of a U.S. entity such as the Fund to participate in Privatizations may be limited by local law, and/or the terms on which the Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments will continue to sell their interests in companies currently owned or controlled by them or that Privatization programs will be successful.

Participation Certificates

A participation certificate is an equity-linked security. The price, performance and liquidity of the participation certificate are all linked directly to the underlying security. The Fund’s ability to redeem or exercise a participation certificate generally is dependent on the liquidity in the local trading market for the security underlying the participation certificate. In a typical transaction, the Fund would buy a participation certificate from a bank or broker-dealer (“counterparty”) that would entitle the Fund to a return measured by the change in value of an identified underlying security. The purchase price of the participation certificate is based on the market price of the underlying security at the time of purchase converted into U.S. dollars, plus transaction costs. The counterparty may, but is not required to, purchase the shares of the underlying security to hedge its obligation. When the participation certificate expires or the Fund exercises the participation certificate and closes its position, the Fund receives a payment that is based upon the then-current value of the underlying security converted into U.S. dollars (less transaction costs).

There are risks associated with participation certificates. The Fund will bear the full counterparty risk with respect to the issuing counterparty. Counterparty risk is the risk that the issuing counterparty will not fulfill its contractual obligation to timely pay the Fund the amount owed under the participation certificate. A participation certificate is a general unsecured contractual obligation of the issuing counterparty. The Fund has no rights under a participation certificate against the issuer of the securities underlying the participation certificate and so is dependent on the creditworthiness of the counterparty. The Fund attempts to mitigate that risk by purchasing only from issuers with investment grade credit ratings. Participation certificates also may have a longer settlement period than the underlying shares and during that time the Fund’s assets could not be deployed elsewhere. The issuers of participation certificates may be deemed to be brokers, dealers or engaged in the business of underwriting as defined in the 1940 Act. As a result, the Fund’s investment in participation certificates issued by a particular institution may be limited by certain investment restrictions contained in the 1940 Act.

For the purposes of determining compliance with the Fund’s limitations on investing in certain markets, regions, securities or industries, the Fund intends to look-through the participation certificate to the issuer of the underlying security. The Fund will consider the issuer of the security underlying the participation certificate as the issuer for the purpose of testing compliance with these and other similar investment restrictions.

Real Estate Investment Trusts (“REITs”)

REITs are trusts that invest primarily in commercial real estate and/or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. By investing in REITs indirectly through the Fund, shareholders will bear not only their proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

The Fund may be subject to certain risks associated with a REIT’s direct investment in real property and real estate-related loans. A REIT that invests in real estate-related loans may be affected by the quality of the credit extended, is dependent on specialized management skills, is subject to risks inherent in financing a limited number of properties and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

The Fund tries to avoid investing in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”), that qualify as “taxable mortgage pools,” or that otherwise expect to generate excess inclusion income, but the Fund may not always be successful in doing so. Under Treasury regulations that have not yet been issued, but may apply retroactively, if the Fund receives excess inclusion income from a REIT, that portion of the income will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders had received the excess inclusion income directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of shares of the Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, the Fund that invests in a REIT may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require the Fund to forego otherwise attractive investment opportunities.

The Internal Revenue Service has issued interim administrative guidance implementing the regulatory principles described in the preceding paragraph to require the Fund (i) to allocate excess inclusion income to shareholders in proportion to dividends, (ii) to inform shareholders who are nominees of the amount and character of excess inclusion income allocated to them, (iii) to pay a tax imposed on excess inclusion income that is allocable to record shareholders that are disqualified organizations, and (iv) to apply withholding tax provisions to the excess inclusion income portion of dividends paid to foreign shareholders without regard to any exemption or reduction in tax rate. Pending the issuance of further guidance, the Fund is required (i) to inform all of its shareholders that are not nominees regarding the amount and character of the excess inclusion income allocated to them if the excess inclusion income received by the Fund from all sources exceeds one percent of the gross income of the Fund, or, (ii) if it is not subject to the preceding reporting requirement, to inform all of its shareholders that are not nominees regarding the amount and character of excess inclusion income allocated to them, taking into account only excess inclusion income allocated to the Fund from any REIT whose excess inclusion income in its most recent taxable year ending not later than nine months before the first day of the Fund’s taxable year exceeded 3% of the REIT’s total dividends.

Corporate Debt Securities

The Fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities.2 Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. The Fund may invest in convertible and non-convertible debt securities, including high yield fixed-income securities (i.e., “junk bonds”, or securities rated BB or lower by Standard & Poor’s Corporation, a division of The McGraw-Hill Companies, or Ba or lower by Moody’s Investor Services, Inc.) and securities that are not rated but are considered by Artisan Partners to be of similar quality. There are no restrictions as to the ratings of debt securities that may be acquired by the Fund. The Fund may invest in or hold securities that are rated or downgraded to below a C rating, which would include securities in default. In determining whether to invest in or hold a security rated below C, Artisan Partners will consider the credit quality of the issuer, the price at which the security could be sold, the rating, if any, assigned to the security by other rating agencies, the current market environment and any adverse impact on the Fund that may result from the sale of the security.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. High yield fixed-income securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

Convertible Securities

The Fund may invest in convertible securities.3 Convertible securities include any corporate debt security or preferred stock that may be converted into, or carry the right to

[2]	The Fund may invest in the aggregate up to 10% of its net assets at market value at the time of purchase in debt securities and convertible debt securities.

[3]	The Fund may invest in the aggregate up to 10% of its net assets at market value at the time of purchase in debt securities and convertible debt securities.

purchase, underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security generally is less than would be the case if the security were a non-convertible obligation.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield). The estimated price at which a convertible security would be valued by the marketplace if it had no conversion feature is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

If, because of a low price of the common stock, a convertible security’s conversion value is substantially below its investment value, the convertible security’s price is governed principally by its investment value. If a convertible security’s conversion value increases to a point that approximates or exceeds its investment value, the convertible security’s value will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Holders of convertible securities have a claim on the issuer’s assets prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives.

A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company’s capital structure and, therefore, generally entail less risk than the company’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on an issuer’s balance sheet.

In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock.

Preferred Stock

The Fund may invest in preferred stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company. Preferred stocks may pay fixed or adjustable rates of return, and may be convertible into, or carry the right to purchase, the company’s common stock.

The value of a company’s preferred stock may fall as a result of factors relating directly to that company’s products or services or due to factors affecting companies in the same industry or in a number of different industries. The value of preferred stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the preferred stock usually will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Because the claim on an issuer’s earnings represented by preferred stocks may become disproportionately large when interest rates fall below the rate payable on the securities or for other reasons, the issuer may redeem preferred stocks, generally after an initial period of call protection in which the stock is not redeemable. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher dividend-paying preferred stocks may be reduced and the Fund may be unable to acquire securities paying comparable rates with the redemption proceeds.

Managing Investment Exposure

The Fund may (but generally does not and is not obligated to) use various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio. These techniques include buying and selling options, futures contracts or options on futures contracts, or entering into currency exchange contracts.

Artisan Partners may use these techniques to adjust the risk and return characteristics of the Fund’s portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the Fund’s volatility and may involve a small investment of cash relative to the magnitude of the risk assumed. The Fund may use these techniques for hedging risk management or portfolio management purposes and not for speculation.

Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts (“forward contracts”). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers, are not exchange traded, and usually are for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries in which the Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities or income receivables. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Fund to limit or reduce exposure in a foreign currency by entering into a forward contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund’s portfolio.

The Fund may not engage in speculative currency exchange transactions.

At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Options on Securities and Indexes. The Fund may purchase and write (sell) put options and call options on securities, indices or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on the Nasdaq stock market.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

The Fund will write call options and put options only if they are “covered.” For example, in the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts. The Fund may buy and sell futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. The Fund also may purchase and write call and put options on futures contracts. Options on futures contracts give the holder the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Options on futures contracts possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above).

The Fund may use futures contracts and options on futures contracts to generate additional return or for hedging and risk management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

The Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission so long as, to the extent that such transactions are not for “bona fide hedging purposes,” the aggregate initial margin and premiums required to establish such positions (excluding the amount by which such options are in-the-money4) do not exceed 5% of the Fund’s net assets.

To avoid leveraging and related risks, when the Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, and that amount will be marked-to-market on a daily basis.

There are risks associated with futures contracts and options on futures contracts including: the success of such an investment strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; there may not be a liquid secondary market for a futures contract or futures option; trading restrictions or limitations may be imposed by an exchange; and government regulations may restrict trading in futures contracts and futures options.

Rule 144A Securities

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A (“Rule 144A securities”) under the Securities Act of 1933, as amended (the “1933 Act”). That Rule permits certain qualified institutional buyers, including investment companies that own and invest at least $100 million in securities, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Fund may purchase Rule 144A securities that are privately placed in the United States. The securities purchased by the Fund are then typically freely tradeable outside the U.S. either on a non-U.S. securities exchange or over-the-counter.

Artisan Partners, under the supervision of the board of directors of Artisan Funds, may consider whether Rule 144A securities are illiquid and thus subject to the Fund’s restriction on investing no more than 10% of its net assets in illiquid securities. In making a determination of

[4]

A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

whether a Rule 144A security is liquid or not, Artisan Partners will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Artisan Partners could consider: (1) the frequency of trades and quotes for the specific security, (2) the number of dealers willing to purchase or sell such security and the number of other potential purchasers, (3) any dealer undertaking to make a market in such security, (4) the nature of such security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transferring such securities), (5) whether the security trades freely in a non-U.S. market or markets; and (6) other factors, if any, which Artisan Partners deems relevant to determining the existence of a trading market for such security. The liquidity of Rule 144A securities that have been determined to be liquid would be monitored and, if as a result of changed conditions, Artisan Partners determined that a Rule 144A security is no longer liquid, the Fund’s holdings of illiquid securities would be reviewed to determine what steps, if any, are required to assure that the Fund does not invest more than 10% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if such securities are not freely tradeable outside the U.S. and qualified institutional buyers are unwilling to purchase such securities.

Lending of Portfolio Securities

Subject to restriction (3) under “Investment Restrictions” in this SAI, the Fund may lend its portfolio securities to broker-dealers and banks. The Fund expects to lend certain foreign portfolio securities to capture a portion of the tax on a dividend to be paid by the issuer of the security that the Fund would not otherwise have the ability to reclaim. Any loan of portfolio securities must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Artisan Partners’ judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Fund will not lend portfolio securities having an aggregate value of more than 5% of the Fund’s assets at the time of initiation of any loan.

Cash and Repurchase Agreements

The Fund generally tries to maintain cash in its portfolio at not more than 15% of the Fund’s net assets. However, cash flows from shareholder purchases and sales of Fund shares and from Fund purchases and sales of portfolio securities can cause the Fund’s cash to vary significantly from time to time. The investment strategies of the Fund are premised on consideration of valuation – that is, the price of the stock in relation to its assessed prospects. During periods when stock prices are moving broadly upwards, investment of available cash may be slowed because higher prevailing valuations cause fewer securities to meet the Fund’s investment criteria. As a result of its emphasis on valuation as an important investment criterion, the Fund may at times hold more than 15% of its net assets in cash, particularly after periods of broadly rising stock prices. The Fund typically invests its available cash in repurchase agreements.

Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present minimal credit risks. Artisan Partners will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, Artisan Partners’ prior dealings with the institution, any rating of the institution’s senior long-term debt by independent rating agencies, and other relevant factors.

The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund’s ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Artisan Partners deems it advisable for investment reasons. The Fund currently does not intend to have commitments to purchase when-issued securities in excess of 5% of its net assets.

The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. However, reverse repurchase agreements will be treated as borrowing and subject to the Fund’s fundamental limitation on borrowing.

At the time the Fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase NAV fluctuation.

Short Sales

The Fund may make short sales “against the box.” In a short sale, the Fund sells a borrowed security and is required to return the identical security to the lender. A short sale “against the box” involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale “against the box” enables the Fund to obtain the current market price of a security that it desires to sell but is unavailable for settlement. The Fund does not currently intend to have commitments to make short sales “against the box” in excess of 5% of its net assets.

Line of Credit

Artisan Funds maintains a line of credit with a bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Fund would be subject to restriction (4) under “Investment Restrictions” in this SAI.

Portfolio Turnover

Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held and the Fund may have short-term capital gains and losses. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund’s flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position.

The Fund was not in operation prior to the date of this SAI and as such has no portfolio turnover to report.

A high rate of portfolio turnover results in increased transaction costs, which must be borne by the Fund. High portfolio turnover also may result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See “Dividends, Capital Gains & Taxes” in the prospectus, and “Additional Tax Information” in this SAI.

Investment Restrictions

Fundamental Restrictions

Artisan Funds has adopted investment restrictions (which may not be changed without the approval of the lesser of (i) 67% of the Fund’s shares present at a meeting if more than 50% of the shares outstanding are present or (ii) more than 50% of the Fund’s outstanding shares) under which the Fund may not:

(1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(2) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

(3) make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations which are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(4) borrow (including entering into reverse repurchase agreements), except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income and (b) enter into transactions in options, futures, and options on futures;5

(5) invest in a security if more than 25% of its net assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(6) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

(7) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities; or

(8) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer.

The Fund’s investment objective is not a fundamental restriction and, therefore, a change in the objective is not subject to shareholder approval. However, investors in the Fund will receive written notification at least 30 days prior to any change in the Fund’s investment objective.

[5]	The Fund will not purchase securities when total borrowings by the Fund are greater than 5% of its net asset value.

Non-Fundamental Restrictions

The Fund is also subject to non-fundamental restrictions and policies (which may be changed by the board of directors), under which the Fund may not:

(a) invest in companies for the purpose of exercising control or management;

(b) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund’s total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker’s commission, except for securities acquired as part of a merger, consolidation, acquisition or reorganization;

(c) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are “when issued” or “when distributed” securities which the Fund expects to receive in recapitalization, reorganization, or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

(d) invest more than 10% of its net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days.

For purposes of these investment restrictions, subsequent changes in the Fund’s holdings as a result of changing market conditions or changes in the amount of the Fund’s total assets does not require the Fund to sell or dispose of an investment or to take any other action.

Organization

The Fund is a series of Artisan Funds, an open-end, diversified management investment company that was incorporated under Wisconsin law on January 5, 1995. The Fund offers only an Investor Share class.

The Wisconsin Business Corporation Law permits registered investment companies to operate without an annual meeting of shareholders under specified circumstances, such as if an annual meeting is not required by the 1940 Act (the federal securities law that governs the regulation of investment companies). Artisan Funds has adopted the appropriate provisions in its bylaws and does not expect to hold an annual meeting in any year in which the election of directors or any other action requiring shareholder approval is not required to be acted upon by shareholders. Artisan Funds believes that not holding shareholder meetings except as otherwise required reduces the Fund’s expenses and enhances shareholder returns.

The Fund may hold special meetings of shareholders to elect or remove directors, change fundamental policies, approve a management contract, or for other purposes. The Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote, or fraction thereof, for each share of the Fund, or fraction thereof, that you own. Shareholders not attending these meetings are encouraged to vote by proxy.

All shares participate equally in dividends and other distributions declared by the board of directors, and all shares of the Fund have equal rights in the event of liquidation of the Fund. Shares of the Fund have no preemptive, conversion or subscription rights.

Artisan Funds is governed by a board of directors that is responsible for protecting the interests of the Fund’s shareholders. The directors are experienced executives and professionals who meet at regular intervals to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. A majority of directors are not otherwise affiliated with Artisan Funds or Artisan Partners.

Directors and Officers

The board of directors has overall responsibility for the conduct of the affairs of Artisan Funds. Each director serves an indefinite term of unlimited duration until the next annual meeting of shareholders and until the election and qualification of his or her successor or until he or she retires, resigns or is removed from office. The Fund’s bylaws provide that each director must retire at the end of the calendar year in which he or she attains the age of 72. The board of directors may fill any vacancy on the board provided that, after such appointment, at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of Artisan Funds at any meeting of shareholders called for the purpose of removing such director.

The board of directors elects the officers of Artisan Funds, provided that the chief compliance officer must be approved by a majority of the independent directors. Each officer holds office for one year and until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove any officer, with or without cause, at any time, provided that a majority of the independent directors must approve the removal of the chief compliance officer.

The names and ages of the directors and officers, the date each first was elected to office, their principal business occupations and other directorships they have held during the last five years are shown below. There are ten series of Artisan Funds, all of which are overseen by the board of directors and officers of Artisan Funds.

Name and Age at [ ], 2007	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Directorships Held

Directors who are not “interested persons” of Artisan Funds:

David A. Erne, 63	Director and Independent Chair of the Board of Directors	Director since 3/27/95; Independent Chair since 2/4/05	Of Counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI.	Trustee, Northwestern Mutual Life Insurance Company (individual life insurance, disability insurance and annuity company).

Thomas R. Hefty, 59	Director	3/27/95	President, Kern Family Foundation. Adjunct Faculty, Department of Business and Economics, Ripon College; Of Counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI; until December 2002, Chairman of the Board and Chief Executive Officer of Cobalt Corporation (provider of managed care and specialty business services).	None.

Jeffrey A. Joerres, 47	Director	8/9/01	Chairman of the Board, President and Chief Executive Officer of Manpower Inc. (non-governmental employment service organization).	Director, Johnson Controls, Inc. (manufacturer of automotive systems and building controls).

Patrick S. Pittard, 61	Director	8/9/01	Distinguished Executive in Residence (teaching position), University of Georgia.	Director, Lincoln National Corporation (insurance and investment management company); Member, Board of Regents of the University System of Georgia.

Howard B. Witt, 66	Director	3/27/95	Retired. Until December 2004, Chairman of the Board, President and Chief Executive Officer of Littelfuse, Inc. (manufacturer of advanced circuit protection devices).	Franklin Electric Co., Inc. (manufacturer of electric motors).

Name and Age at [ ], 2007	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Directorships Held

Director who is an “interested person” of Artisan Funds:

Andrew A. Ziegler, 49*	Director, President and Chief Executive Officer	Director since 1/5/95 and Chairman of the Board 1/5/95 – 12/19/03; President since 12/19/03 (Chief Executive Officer continuously since 1/5/95)	Managing Director of Artisan Partners; Chairman and President of Artisan Distributors; until December 2003, Chairman of Artisan Funds.	None.

Officers:

Carlene M. Ziegler, 51	Vice President	3/27/95	Managing Director of Artisan Partners and Portfolio Co-Manager of Artisan Small Cap Fund.	None.

Lawrence A. Totsky, 47	Chief Financial Officer and Treasurer	1/22/98	Managing Director and Chief Financial Officer of Artisan Partners; Vice President, Chief Financial Officer and Treasurer of Artisan Distributors.	None.

Janet D. Olsen, 51	General Counsel and Secretary	1/18/01	Managing Director and General Counsel of Artisan Partners; Vice President and Secretary of Artisan Distributors.	None.

Brooke J. Billick, 53	Chief Compliance Officer	8/19/04	Associate Counsel and Chief Compliance Officer of Artisan Partners; Chief Compliance Officer of Artisan Distributors; prior to joining Artisan Partners in February 2004, Vice President, Securities Counsel and Corporate Secretary of Marshall & Ilsley Trust Company, N.A. (bank) and M&I Investment Management Corp. (investment adviser) and Chief Legal Officer and Secretary of Marshall Funds, Inc. (mutual fund company).	None.

*

Mr. Ziegler is an “interested person” of Artisan Funds, as defined in the 1940 Act, because he is a Managing Director of Artisan Partners and an officer and director of Artisan Investment Corporation (the general partner of Artisan Partners). Mr. Ziegler and Carlene M. Ziegler (who are married to each other) control Artisan Partners. Mr. Ziegler is also President of Artisan Distributors, Artisan Funds’ principal underwriter.

Name and Age at [ ], 2007	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Directorships Held

Michael C. Roos, 48	Vice President	12/19/03	Managing Director of Artisan Partners; Vice President of Artisan Distributors; until December 2003, President of Artisan Funds.	None.

Gregory K. Ramirez, 36	Assistant Secretary and Assistant Treasurer	1/22/98	Managing Director of Client Accounting and Administration since January 2003, Director of Client Accounting and Administration prior thereto; Assistant Treasurer of Artisan Distributors.	None.

Sarah A. Johnson, 34	Assistant Secretary	2/5/03	Associate Counsel of Artisan Partners	None.

The business address of the officers and directors affiliated with Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. The addresses of the other directors are: Mr. Erne – 1000 North Water Street, Suite 2100, Milwaukee, Wisconsin 53202; Mr. Hefty – W233 N2080 Ridgeview Parkway, Waukesha, Wisconsin 53187; Mr. Joerres – 5301 North Ironwood, Milwaukee, Wisconsin 53217; and Mr. Pittard and Mr. Witt – c/o Artisan Funds, 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

The board of directors has an executive committee, an audit committee, and a governance and nominating committee. In addition, the board of directors has appointed a valuation committee, which is comprised of officers of Artisan Funds. The following table identifies the members of those committees and the number of meetings of each committee held during the fiscal year ended September 30, 2007 and the function of each committee.

	Members of Committee	Number of meetings	Principal Functions of Committee
Executive Committee	David A. Erne* Andrew A. Ziegler Thomas R. Hefty+ Jeffrey A. Joerres+ Patrick S. Pittard+	[ ]**	The executive committee generally has the authority to exercise the powers of the board during intervals between meetings.

Audit Committee	David A. Erne Thomas R. Hefty* Jeffrey A. Joerres Patrick S. Pittard Howard B. Witt	[ ]	The audit committee selects the independent auditors; meets with the independent auditors and management to review the scope and the results of the audits of the Fund’s financial statements; confirms the independence of the independent auditors; reviews with the independent auditors and management the effectiveness and adequacy of the Fund’s internal controls; pre-approves the audit and certain non-audit services provided by the independent auditors; and reviews legal and regulatory matters.

Governance and Nominating Committee	David A. Erne Thomas R. Hefty Jeffrey A. Joerres Patrick S. Pittard Howard B. Witt*	[ ]	The governance and nominating committee makes recommendations to the board regarding board committees and committee assignments, the composition of the board, candidates for election as non-interested directors and compensation of non-interested directors, and oversees the process for evaluating the functioning of the board. Pursuant to procedures and policies adopted under its charter, the governance and nominating committee will consider shareholder recommendations regarding candidates for election as directors.

Valuation Committee	Sarah A. Johnson Janet D. Olsen Gregory K. Ramirez Lawrence A. Totsky	[ ]	The valuation committee is responsible for determining, in accordance with Artisan Funds’ valuation procedures, a fair value for any portfolio security for which no reliable market quotations are available or for which the valuation procedures do not produce a fair value.

*	Chairperson of the committee.
**	The number shown represents [ ] meeting(s) of the committee and [ ] action(s) by written consent of the committee members.
+	Alternate member of the committee.

Shareholders wishing to recommend a candidate for election to the board may do so by: (a) mailing the recommendation in writing to the attention of the secretary of Artisan Funds, Inc. at 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202; and (b) including in the recommendation: (i) the class or series and number of all shares of any Artisan Fund owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially; (ii) a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other public companies, identifying any other registered investment companies), current employment, date of birth, business and residence addresses, and the names and addresses of at least three professional references; (iii) information as to whether the candidate is or may be an “interested person” (as such term is defined in the 1940 Act) of Artisan Funds, Artisan Partners or Artisan Distributors LLC (“Distributors”), and, if believed not to be an “interested person,” information regarding the candidate that will be sufficient for Artisan Funds to make such determination; (iv) the written and signed consent of the candidate to be named as a nominee and to serve as a director of Artisan Funds, if elected; (v) a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made, and if none, a statement to that effect; (vi) the class or series and number of all shares of each Artisan Fund owned of record or beneficially by the candidate, as reported by the candidate; and (vii) any other information that would be helpful to the committee in evaluating the candidate. The committee also may require the nominating shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information submitted in the recommendation or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a director of Artisan Funds, and if the nominating shareholder fails to provide such other information in writing within seven days of receipt of a written request from the committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the committee will not be required to consider such candidate. Recommendations for candidates as directors of Artisan Funds will be evaluated, among other things, in light of whether the number of directors is expected to change and whether the directors expect any vacancies. The committee need not consider any shareholder recommendation received fewer than 90 days before the date of an anticipated nomination. When the committee is not actively recruiting new directors, shareholder recommendations will be kept on file until active recruitment is under way. A shareholder recommendation considered by the committee in connection with the committee’s nomination of any candidate(s) for appointment or election as an independent director need not be considered again by the committee in connection with any subsequent nomination(s).

Prior to July 1, 2007, the compensation paid to the non-interested directors of Artisan Funds for their services as such was based on an annual retainer fee of $140,000. Effective July 1, 2007, the board of directors approved an increase in the annual retainer fee to $150,000. In addition, the annual retainer fee will be increased by $10,000 upon commencement of the Fund’s operations as well as upon creation of any new series of Artisan Funds hereafter. In addition, the independent chair of the board of directors receives an additional $60,000 annually and the chair of any committee receives an additional $30,000 annually. No per meeting fees are paid.

Compensation is paid only to directors who are not interested persons of Artisan Funds or Artisan Partners and is allocated among the series of Artisan Funds in accordance with a procedure determined from time to time by the board. Artisan Funds has no retirement or pension plan.

Artisan Funds has a deferred compensation plan (the “Plan”) that permits any director who is not an “interested person” of Artisan Funds to elect to defer receipt of all or a portion of his or her compensation as a director for two or more years. The deferred compensation of a participating director is credited to a book entry account of Artisan Funds on the date that such compensation otherwise would have been paid to the director. The value of the director’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the Artisan Funds as designated by the participating director. At the time for commencing distributions from a director’s deferral account, which is no later than when the director ceases to be a member of the board of directors, the director may elect to receive distributions in a lump sum or over a period of five years. The Fund’s obligation to make distributions under the Plan is a general obligation of the Fund. No Artisan Fund will be liable for any other Artisan Fund’s obligations to make distributions under the Plan.

The following table sets forth the estimated compensation to be paid by the Fund and the estimated total compensation to be paid by the Artisan Funds complex to each director during the fiscal year ended September 30, 2008.

Name of Director	Aggregate Compensation from the Fund[1]	Total Compensation from the Fund Complex[2]
Andrew A. Ziegler	$0	$0
David A. Erne	[ ]	[ ]
Thomas R. Hefty	[ ]	[ ]
Jeffrey A. Joerres	[ ]	[ ][3]
Patrick S. Pittard	[ ]	[ ]
Howard B. Witt	[ ]	[ ]

[1]

The compensation presented in this column is an estimate of the portion of the annual retainer payable to the outside directors, plus the supplemental retainers payable to the independent chair of the board and the chair of any committee, allocable to the Fund for that part of the current fiscal year when the Fund will be engaged in operations. The outside directors of the Fund have agreed to waive this compensation for the current fiscal year.

[2]

The compensation presented in this column is the aggregate of (i) the estimated compensation to be paid by Artisan Emerging Markets Fund, Artisan International Fund, Artisan International Small Cap Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Opportunistic Value Fund, Artisan Small Cap Fund, and Artisan Small Cap Value Fund, for the fiscal year ended September 30, 2008 and (ii) the compensation included under the “Aggregate Compensation from the Fund” column. The total compensation reflected above does not take into account any fees to be waived by the Fund’s outside directors during the current fiscal year.

[3]

This amount includes compensation to be deferred at the election of Mr. Joerres under Artisan Funds’ deferred compensation plan. As of September 30, 2007, the value of Mr. Joerres’ deferred compensation account was [$                    ].

The Fund will not commence operations until on or after the date of this SAI. Accordingly, no officer or director of Artisan Funds “beneficially” owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act, as amended (the “1934 Act”), any shares of the Fund as of December 31, 2006. The following table illustrates the dollar range of shares of all other Artisan Funds “beneficially” owned by each director as of December 31, 2006. The dollar range for the securities represented in the table was determined using the NAV of a share of the Fund as of the close of business on December 29, 2006.

Name	Aggregate Artisan Funds[1]
Directors who are not interested persons of Artisan Funds:
David A. Erne	Over $100,000
Thomas R. Hefty	Over $100,000
Jeffrey A. Joerres	Over $100,000
Patrick S. Pittard	Over $100,000
Howard B. Witt	Over $100,000

Director who is an “interested person” of Artisan Funds:
Andrew A. Ziegler	Over $100,000

[1]	Reflects beneficial ownership of Investor Shares only.

No director who is not an interested person of Artisan Funds owns beneficially or of record any security of Artisan Partners or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Artisan Partners.

Portfolio Managers

Daniel J. O’Keefe is the Lead Portfolio Manager and N. David Samra is the Portfolio Manager for the Fund.

The portfolio managers also have responsibility for the day-to-day management of accounts other than the Fund, including separate accounts and unregistered funds. Fees earned by Artisan Partners may vary among these accounts and the portfolio managers may personally invest in some but not all of those accounts. Information regarding those other accounts is set forth in the tables below. 1

[1]

Each portfolio manager may invest for his or her own benefit in securities held in brokerage and mutual fund accounts. The information shown in the tables does not include information about those accounts where the portfolio manager or members of his or her family have a beneficial or pecuniary interest because no advisory relationship exists with Artisan Partners or any of its affiliates.

Number of Other Accounts Managed and Assets by Account Type as of September 30, 2007
Portfolio Manager(s)	Registered Investment Companies (other than the Fund)	Other Pooled Investment Vehicles	Other Accounts
N. David Samra Daniel J. O’Keefe	Accounts: [ ] Assets: [$ ]	Accounts: [ ] Assets: [$ ]	Accounts: [ ] Assets: [$ ]

None of the accounts noted in the table above have advisory fees based on the accounts’ performance.

Artisan Partners’ portfolio managers are compensated through a fixed base salary and a subjectively determined incentive bonus that is a portion of a bonus pool, the aggregate amount of which is tied to Artisan Partners’ fee revenues generated by all accounts included within the manager’s investment strategy, including the Fund. Portfolio managers are not compensated based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Artisan Partners based on assets under management. Artisan Partners bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because Artisan Partners believes this method aligns portfolio managers’ interests more closely with the long-term interests of clients and Fund shareholders. The portfolio managers also participate in group life, health, medical reimbursement, and retirement plans that are generally available to all of Artisan Partners’ salaried employees. All of Artisan Partners’ senior professionals, including portfolio managers, have or are expected to have over a reasonable time limited partnership interests in the firm.

Because the Fund was not offered for sale until on or after the date of this SAI, the Fund’s portfolio managers did not own any shares of the Fund as of that date.

There are a number of ways in which the interests of Artisan Partners, its portfolio managers and its other personnel might conflict with the interests of the Fund and its shareholders, including:

Sharing of Personnel, Services, Research and Advice Among Clients. Because all client accounts within each strategy managed by Artisan Partners, including the Fund’s account, are managed similarly, substantially all of the research and portfolio management activities conducted by the investment teams benefit all clients within the particular strategy. Artisan Partners’ accounting and financial personnel and legal and compliance personnel divide their time among services to Artisan Funds and separate account clients. At certain times, members of Artisan Partners’ personnel, including senior management, may devote a significant amount of time to servicing separate account clients. In general, however, Artisan Partners performs a significant number of duties for Artisan Funds that it does not perform for other clients. As such, there are several employees who devote all or substantially all of their time to Artisan Funds and there are times when very significant portions of the time of senior management is devoted to Artisan Funds.

Restrictions on Activities. Artisan Partners generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. Therefore, actions by one client account or multiple client accounts may impact the manner in which Artisan Partners invests on behalf of all of its client accounts if one or more accounts place restrictions on investments that differ from the restrictions of other client accounts. Artisan Partners attempts to prevent the potentially negative impact that the actions by one client account or multiple client accounts may have on the manner in which Artisan Partners invests on behalf of all of its client accounts. Artisan Partners does not generally accept accounts subject to restrictions that Artisan Partners believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.

Investments in Issuers with Business Relationships with Artisan Partners. From time to time, clients in a particular investment strategy, including the Fund, may invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan Partners or has another business relationship with Artisan Partners or its affiliates. Likewise, clients in a particular investment strategy may invest in a security issued by a company, a director or officer of which is also a director of Artisan Funds. Artisan Partners has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable transaction in a client account if Artisan Partners believes that it is or may be in possession of material non-public information regarding the security that would be the subject of that transaction.

Artisan Partners may allow an employee of the firm to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material non-public information, Artisan Partners does not permit investment by client accounts or persons covered by Artisan Partners’ Code of Ethics in securities of any issuer of which an Artisan Partners employee is a director, except that the employee who is the director may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Fund if the Artisan Partners employee were not a director.

Allocation of Portfolio Transactions Among Clients. Artisan Partners has adopted written procedures for aggregating portfolio transactions and allocating them among clients. Because the firm’s investment teams generally try to keep all client portfolios in that strategy invested in the same securities with approximately the same weightings (with exceptions for a limited number of client-imposed restrictions and limitations), most orders placed by the firm’s portfolio management teams ask that a position be established or a security bought or sold to achieve a designated weighting, expressed as a percentage of the value of the portfolio. The firm’s traders generally have the authority and the responsibility for determining the number of shares required to be bought or sold in each account to achieve that outcome. To execute a portfolio management team’s order, the trader for that strategy usually places a single order across all participating accounts for execution by a single broker. All participating accounts, including the Fund, then share (generally pro rata subject to minimum order size requirements) in the aggregated transaction, paying the same price and the same commission rate.

Because the firm usually does not know in advance how many shares it will receive in most underwritten offerings, like initial public offerings, the firm allocates the shares after the shares are received. The shares are allocated among all of the accounts (i) eligible to purchase the security and with cash available to do so, and (ii) with respect to which the portfolio manager has given an indication of interest, pro rata with reference to asset size and subject to minimum order size requirements. Artisan Partners’ proprietary accounts, if any, are not permitted to invest in underwritten offerings.

Soft Dollars and Commission Recapture. As described in more detail under “Portfolio Transactions” below, Artisan Partners may use client brokerage to pay for research if the research provides lawful and appropriate assistance to the firm in the investment decision-making process. Beginning January 1, 2007, Artisan Partners uses client commissions to acquire third party research only if it has intellectual content, and for proprietary research provided by brokers participating in the execution process, including access to the firm’s traders and analysts, access to conferences and company managements, and the provision of market information. When Artisan Partners receives research products and services in return for client brokerage, it relieves Artisan Partners of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to Artisan Partners to select a particular broker-dealer or electronic communication network (“ECN”) that will provide it with research products or services. However, Artisan Partners chooses those broker-dealers it believes are best able to provide the best combination of net price and execution in each transaction.

Artisan Partners does not use client brokerage from accounts invested in a strategy for research that does not benefit that strategy. Because orders are generally aggregated across all accounts in a strategy for execution by a single broker, all participating accounts, including the Fund, generally will pay the same commission rate for trades and will share pro rata in the costs for the research.

A number of Artisan Partners’ clients, including the Fund, participate in commission recapture arrangements, pursuant to which Artisan Partners is directed to use or otherwise cause commissions to be paid to one or more of a client’s designated commission recapture brokers subject to Artisan Partners’ duty to seek best execution. Those client directions generally require that Artisan Partners execute transactions generating a target percentage of commissions paid by the client’s account with one or more of the client’s recapture brokers. Artisan Partners tries to provide equitable opportunities to recapture commissions to all participating clients in each of the firm’s investment strategies (subject to differences that may arise as a result of cash flows into or out of an account).

Artisan Partners has adopted written procedures with respect to soft dollars and commission recapture, which are included in the Fund’s compliance procedures and are reviewed on at least an annual basis by the Fund’s board of directors.

Proprietary and Personal Investments and Code of Ethics. Artisan Partners’ proprietary investments and personal investments by the firm’s employees also may present potential conflicts of interest with Artisan Partners’ clients, including the Fund. As of the date of this statement of additional information, Artisan Partners had one account funded with the firm’s assets and managed in order to confirm the viability of its investment strategy. Artisan also manages a private limited partnership funded solely with assets from certain of the firm’s employees. Those accounts, and other proprietary or similar accounts that may exist from time to time, are treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more of those accounts and the accounts of the firm’s clients, all portfolio transactions are aggregated and allocated pro rata among participating accounts, including the proprietary and other accounts.

Personal transactions are subject to the Artisan Partners Code of Ethics, which generally provides that employees of Artisan Partners may not take personal advantage of any information that they may have concerning Artisan Partners’ current investment program. The Code requires pre-approval of most personal transactions in securities by Artisan employees (including acquisitions of securities as part of an initial public offering or private placement) and prohibits Artisan employees from profiting from the purchase and sale, or sale and purchase, of the same (or equivalent) securities (including trading of mutual funds for which Artisan Partners acts as adviser or sub-adviser) within sixty days. In addition, the Code requires reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with Artisan Partners’ compliance department quarterly or more frequently. Artisan Partners reviews those reports and the securities holdings of its employees for conflicts, or potential conflicts, with client transactions.

The Code prohibits the purchase and sale of securities to and from client accounts. The Code also contains policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan Partners’ clients.

Proxy Voting. An adviser may have potential conflicts of interest arising from its voting of proxies relating to portfolio securities, as described in greater detail under the heading “Proxy Voting” below.

Fees. Like the fees Artisan Partners receives from the Fund, the fees Artisan Partners receives as compensation from separately managed accounts are generally calculated as a percentage of the client’s assets under management. However, Artisan Partners may, under certain circumstances, negotiate performance-based fee arrangements. Performance-based fee arrangements are negotiated with clients on a case-by-case basis and may include, among other types of arrangements, fulcrum fee arrangements (in which the fee is based on actual Artisan Partners’ performance against an agreed upon benchmark), a fee based upon appreciation of assets under management for the client or a fee based upon the amount of gain in an account. As of September 30, 2007, Artisan Partners had two separate accounts with performance-based fees. As described in more detail above, Artisan Partners has adopted procedures to manage all clients within a particular strategy similarly regardless of fee structure.

Principal Shareholders

Because the Fund was not offered for sale until on or after the date of this SAI, it has no principal shareholders to report.

Investment Advisory Services

Artisan Partners provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement dated August 9, 2007, (the “Advisory Agreement”) and is responsible for management of the Fund’s investment portfolio and for overall management of the Fund’s business and affairs. Artisan Partners is a Delaware limited partnership. Artisan Investment Corporation (“AIC”) was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. As an officer of AIC, Mr. Ziegler (together with his spouse, a former director of Artisan Funds) manages Artisan Partners. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan Partners also has offices at 100 Pine Street, Suite 2950, San Francisco, California 94111; One Maritime Plaza, Suite 1450, San Francisco, California 94111; Five Concourse Parkway NE, Suite 2120, Atlanta, Georgia 30328; 1350 Avenue of the Americas, Suite 3005, New York, New York 10019; 800 Delaware Avenue, Suite 800, Wilmington, Delaware 19801; and 201 Shannon Oaks Circle, Suite 238, Cary, North Carolina 27511.

The Advisory Agreement for the Fund is for an initial term ending November 30, 2008, and may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). A discussion regarding the basis for the board of directors’ decision to approve the investment advisory contract for the Fund will be available in the Artisan Funds’ annual report to shareholders for the fiscal year ending September 30, 2007.

In return for its services, the Fund pays Artisan Partners a monthly fee at the annual rate of 1.000% of the Fund’s average daily net assets up to $1 billion; 0.975% of average daily net assets from $1 billion up to $4 billion; 0.950% of average daily net assets from $4 billion to $8 billion; 0.925% of average daily net assets from $8 billion to $12 billion; and 0.900% of average daily net assets over $12 billion. Artisan Partners has undertaken to reimburse the Fund for any ordinary operating expenses in excess of 1.50% of average daily net assets over each fiscal year.

The Fund did not commence operations until on or after the date of this SAI and as such paid no advisory fees during the fiscal year ended September 30, 2007.

Code of Ethics

The 1940 Act and rules thereunder require that Artisan Funds, Artisan Partners and Distributors establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of Artisan Funds might take advantage of that knowledge for their own benefit. Artisan Funds, Artisan Partners and Distributors have adopted a Code of Ethics to meet those concerns and legal requirements. The Code of Ethics does not prohibit employees who have knowledge of the investments and investment intentions of Artisan Funds from engaging in personal securities investing, but regulates such personal securities investing by these employees as a part of the effort by Artisan Funds, Artisan Partners and Distributors to detect and prevent conflicts of interest.

Distributor

Shares of the Fund are offered for sale by Distributors on a continuous basis without any sales commissions, 12b-1 fees, or other charges to the Fund or its shareholders pursuant to a Distribution Agreement between the Fund and Distributors. Distributors is wholly-owned by Artisan Partners. All distribution expenses relating to the Fund are paid by Artisan Partners, including the payment or reimbursement of any expenses incurred by Distributors. The Distribution Agreement will continue in effect from year to year provided such continuance is approved annually (i) by a majority of the directors or by a majority of the outstanding voting securities of the Fund and (ii) by a majority of the directors who are not parties to the Agreement or interested persons of any such party.

Artisan Funds pays all expenses in connection with registration of its shares with the U.S. Securities and Exchange Commission (“SEC”) and any auditing and filing fees required in compliance with various state securities laws. Artisan Partners bears all sales and promotional expenses, including the cost of prospectuses and other materials used for sales and promotional purposes by Distributors. Distributors offers the Fund’s shares only on a best efforts basis. Distributors is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Portfolio Transactions

Artisan Partners places the orders for the purchase and sale of the Fund’s portfolio securities. Artisan Partners’ primary objective in effecting portfolio transactions is to obtain the best combination of net price and execution under the circumstances. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other subjective factors also may enter into the decision. These include: Artisan Partners’ knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker-dealer selected and others that are considered, including its flexibility in completing step-out transactions; Artisan Partners’ knowledge of the financial stability of the broker-dealer selected; whether executing the trade through an ECN can provide a better combination of net price and execution; and Artisan Partners’ knowledge of actual or apparent operational problems of any broker-dealer considered. To the extent more than one broker is considered capable of providing best execution, based on the factors listed above, Artisan Partners may take into account whether the broker provides the firm with research products or services. Recognizing the value of the factors above, Artisan Partners may cause the Fund to pay a brokerage commission in excess of that which another broker-dealer might have charged for effecting the same transaction.

Artisan Partners maintains and periodically updates a list of approved broker-dealers and dealers that, in Artisan Partners’ judgment, generally are able to provide best net price and execution after taking into consideration the factors noted above. Evaluations of the services provided by broker-dealers, including the reasonableness of brokerage commissions based on the foregoing factors, are made on an ongoing basis by Artisan Partners’ staff while effecting portfolio transactions and periodically by Artisan Partners’ brokerage committee, and reports are made annually to the Artisan Funds’ board of directors. As a matter of policy, Artisan Funds and Artisan Partners do not compensate a broker or dealer for any promotion or sale of Artisan

Funds’ shares by directing to the broker or dealer (i) securities transactions for an Artisan Funds portfolio; or (ii) any remuneration, including but not limited to any commission, mark-up, mark-down or other fee (or portion thereof) received or to be received from Artisan Funds’ portfolio transactions effected through any other broker (including a government securities broker) or dealer (including a municipal securities dealer or a government securities dealer). Artisan Partners and Artisan Funds have adopted policies and procedures that are reasonably designed to prevent: (1) the persons responsible for selecting broker-dealers to effect transactions in portfolio securities transactions (for example, trading desk personnel) from taking into account, in making those decisions, broker-dealers’ promotional or sales efforts on behalf of Artisan Funds; and (2) Artisan Funds, Artisan Partners and Distributors from entering into any agreement or other understanding under which they direct or are expected to direct brokerage transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of the Fund’s shares. As part of such policies and procedures, Artisan Partners’ staff conduct periodic testing to determine if any significant correlation exists between sales of the Fund’s shares by a broker and the direction of brokerage transactions on behalf of Artisan Funds’ portfolios to that broker (or an affiliate).

A small portion, if any, of the brokerage commissions generated by the Fund is directed to a broker in a commission recapture arrangement. Pursuant to those arrangements, the participating broker repays a portion of the commissions it receives, in cash, to the Fund generating the commission. The cash rebates are made directly to the Fund that generated the commission and are included in net realized gain or loss on investments in the applicable Fund’s Statement of Operations in the Fund’s annual and semiannual reports to shareholders.

When selecting a broker-dealer or an ECN for a particular transaction, Artisan Partners may consider, among other factors, the value of research products or services furnished to Artisan Partners by those organizations. The types of research products and services Artisan Partners may receive include: research reports, subscriptions to financial publications and research compilations; compilations of securities prices, earnings, dividends and similar data; quotation services; and services related to economic and other consulting services. When Artisan Partners receives these items in return for client brokerage, it relieves Artisan Partners of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to Artisan Partners to select a particular broker-dealer or ECN that will provide it with research products or services. However, Artisan Partners chooses those broker-dealers it believes are best able to provide the best combination of net price and execution in each transaction.

In some instances, Artisan Partners may have an agreement or understanding with a broker-dealer or ECN that Artisan Partners will direct brokerage transactions to that broker-dealer or ECN generating not less than a stated dollar amount of commissions. In those instances, the obligations of Artisan Partners pursuant to that agreement or understanding may, in some transactions, be an important or determining factor in the selection of a broker-dealer or ECN, even if another broker-dealer or ECN might execute the same transaction on comparable terms. Artisan Partners enters into such an agreement with a broker-dealer only if, in the judgment of Artisan Partners, the benefits to clients, including the Fund, of the research products and/or services provided outweigh any potential disadvantages to clients. In other instances, Artisan Partners may have no agreement or understanding with a broker-dealer that provides research. Artisan Partners identifies those broker-dealers that have provided it with research products or services and the value of the research products or services they provided. Artisan

Partners directs commissions generated by its clients’ accounts in the aggregate to those broker-dealers to ensure the continued receipt of research products and services Artisan Partners believes are useful.

In some instances, Artisan Partners receives from broker-dealers products or services that are used both in the investment research process and for administrative, marketing or other non-research purposes. In those cases, Artisan Partners makes a good faith effort to determine the proportion of such products or services that may be considered used for investment research. Only the portion of the costs of such products or services attributable to research usage is defrayed by Artisan Partners through brokerage commissions generated by client transactions. Artisan Partners pays the portion of the costs attributable to non-research usage of those products or services from its own funds.

Artisan Partners may use research products or services provided by broker-dealers or ECNs in servicing Artisan Partners’ account and the accounts of any or all of its clients, including the Fund, managed by the investment team(s) that use the research products or services. Artisan Partners may use step-outs to direct commissions to a broker-dealer that has provided research services to Artisan Partners and provides clearing and settlement services in connection with a transaction.

The research products and services received by Artisan Partners include both third-party research (in which the broker-dealer provides research products or services prepared by a third party) and proprietary research (in which the research products or services provided are prepared by the broker-dealer providing them). Artisan Partners uses only a limited percentage of its client brokerage dollars for soft dollar commitments for third-party research, but uses a greater percentage to acquire proprietary research.

Artisan Partners’ use of client brokerage to acquire research products and services is intended to qualify for the safe harbor provided by Section 28(e) of the 1934 Act and may involve payment of agency commissions, compensation on certain riskless principal transactions, and any other securities transactions the compensation on which qualifies for safe harbor treatment.

Information about the brokerage commissions paid by the Fund is not provided because the Fund was not in operation prior to the date of this SAI.

Proxy Voting

The Fund has delegated responsibility for proxy voting to Artisan Partners. Artisan Partners votes proxies solicited by or with respect to the issuers of securities held by the Fund. When Artisan Partners votes the Fund’s proxy, the Fund’s economic interest as a shareholder is Artisan Partners’ primary consideration in determining how the proxy should be voted. Artisan Partners generally does not take into account interests of other stakeholders.

When making proxy voting decisions, Artisan Partners generally adheres to proxy voting guidelines that set forth Artisan Partners’ proxy voting positions on recurring issues and criteria for addressing non-recurring issues. Artisan Partners believes the guidelines, if followed, generally will result in the casting of votes in the economic best interests of the Fund and its shareholders. The guidelines are based on Artisan Partners’ own research and analyses and the research and analyses provided by the proxy administration and research services engaged by Artisan Partners. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Artisan Partners votes contrary to its general guidelines. In addition, due to the varying regulations, customs and practices of non-U.S. countries, Artisan Partners may vote contrary to its general guidelines in circumstances where such a vote would be inconsistent with local regulations, customs or practices.

In the following circumstances Artisan Partners may not vote the Fund’s proxy:

•

Artisan Partners has concluded that voting would have no identifiable economic benefit to the Fund, such as when the security is no longer held in the Fund’s portfolio or when the value of the portfolio holding is indeterminable or insignificant.

•

Artisan Partners has concluded that the costs of or disadvantages resulting from voting outweigh the economic benefits of voting. For example, in some non-U.S. jurisdictions, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates (“share blocking”). Artisan Partners believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting.

•

The Fund, in conjunction with its custodian, has not fulfilled all administrative requirements for voting proxies in foreign jurisdictions (which may be imposed a single time or may be periodic), such as providing a power of attorney to the Fund’s local sub-custodian.

•

The Fund, as of the record date, has loaned the securities to which the proxy relates and Artisan Partners has concluded that it is not in the best interest of the Fund to recall the loan in order to vote the securities.

Artisan Partners has engaged a proxy service provider to (i) make recommendations to Artisan Partners of proxy voting policies for adoption by Artisan Partners; (ii) perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited; (iii) perform the administrative tasks of receiving proxies and proxy statements, marking proxies as instructed by Artisan Partners and delivering those proxies; (iv) retain proxy voting records and information; and (v) report to Artisan Partners on its activities. Artisan Partners has also engaged a second proxy service provider to perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited.

Artisan Partners’ proxy voting committee oversees the proxy voting process, reviews the proxy voting policy at least annually, develops the guidelines and grants authority to certain employees or services to vote proxies in accordance with the guidelines and otherwise performs administrative services relating to proxy voting. The proxy voting committee also makes determinations as to the votes to be cast with respect to each matter (a) for which the guidelines do not specify a particular vote and an investment team recommends a vote inconsistent with the vote recommended by Artisan Partners’ primary proxy service provider, and/or (b) for which an investment team recommends a vote that is not consistent with the guidelines. None of the members of the proxy voting committee is responsible for servicing existing Artisan Partners’ clients or soliciting new clients for Artisan Partners.

Artisan Partners may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on the Fund’s behalf. Artisan Partners will be deemed to have a potential conflict voting proxies of an issuer if: (i) Artisan Partners manages assets for the issuer or an affiliate of the issuer and also recommends that the Fund invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Funds or an employee of Artisan Partners; (iii) Artisan Partners is actively soliciting that issuer or an affiliate of the issuer as a client and the Artisan Partners employees who recommend, review or authorize a vote have actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with an Artisan Partners employee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners, or an employee of Artisan Partners, exists that may be affected by the outcome of the proxy vote and that is deemed to represent an actual or potential conflict for the purposes of the proxy voting policy.

Artisan Partners will maintain a list of all issuers with whom it believes it has a potential conflict voting proxies (the “Identified Issuers”), and provide such list to each proxy administrator, who will refer all votes for Identified Issuers to a member of the proxy voting committee. Based on the information provided by the proxy administrator and such other information as the proxy voting committee may request, the proxy voting committee member will conduct an independent review of the proposed vote. If that member of the proxy voting committee has a material relationship with or has an immediate family member with a material relationship with the Identified Issuer, such person shall recuse himself or herself from the review of the vote and identify another member of the proxy voting committee without any such relationship with the Identified Issuer to conduct this review.

In the event an actual or potential conflict of interest has been identified, the proxy voting committee member may instruct the proxy administrator to vote proxies in accordance with the recommendations of one of Artisan Partners’ proxy service providers, provided that the service provider provides research and analysis with respect to the issuer in question and the proxy voting committee has reason to believe the service provider is independent of such issuer. Such belief may be based upon a written certification provided to Artisan Partners by the proxy service provider or any other source the proxy voting committee deems reliable. If neither proxy service provider meets those requirements, the proxy voting committee shall meet and consider what course of action will best serve the interests of Artisan Partners’ clients, including the Fund, consistent with Artisan Partners’ obligations under applicable proxy voting rules.

Artisan Partners periodically compares (a) the number of shares voted by the proxy service provider with the holdings of the Fund as of a record date and (b) the votes cast with Artisan Partners’ standing and specific voting instructions. Artisan Partners uses reasonable efforts to determine the reasons for any discrepancies identified, and if such discrepancies are due to an administrative error of the proxy service provider, Artisan Partners works with such provider to minimize the risk of such errors in the future.

The Fund is required to file with the SEC its complete proxy voting record for the twelve-month period ending June 30, by no later than August 31 of each year. The Fund’s proxy voting record for the most recent twelve-month period ending June 30 will be available by August 31 of each year (1) on the SEC’s website at www.sec.gov and (2) on the Fund’s website at www.artisanfunds.com.

Artisan Partners maintains a copy of any document generated by Artisan Partners or its agents that was integral to formulating the basis for a proxy voting decision or that memorializes the basis for a proxy voting decision for no less than seven years, the first two years in an appropriate office of Artisan Partners.

Disclosure of Portfolio Holdings

The board of directors has adopted policies and procedures to govern the disclosure of portfolio holdings. The board of directors periodically reviews these policies and procedures to ensure they adequately protect and are in the best interests of the Fund’s shareholders. The procedures identify the circumstances in which the Fund’s portfolio holdings will be made publicly available and conditions under which, with appropriate safeguards, holdings may be selectively disclosed in order to further a legitimate business interest of the Fund. In its consideration of the policy, the board of directors noted the prohibition on compensation to any person or entity in connection with the release of the Fund’s portfolio holdings. The board also noted that the release of nonpublic portfolio holdings information, other than in the circumstances outlined in the policy approved by the board, must be approved by officers of Artisan Funds, and may be made only if the disclosure is consistent with a legitimate business purpose of the Fund and the recipient has agreed in writing to be subject to a duty of confidentiality and an undertaking not to trade on the nonpublic information.

Artisan Partners’ compliance staff conducts periodic reviews of compliance with the policy and provides at least annually a report to the board of directors regarding the policy’s operation and any material changes recommended as a result of such review.

Except as provided in Artisan Funds’ policy on the release of portfolio holdings or as required by applicable law, no listing of the portfolio holdings or discussion of one or more portfolio holding of the Fund may be provided to any person. In no case do Artisan Funds, Artisan Partners, Distributors, or any other person or entity receive compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by Artisan Partners or its affiliates) for the disclosure of the Fund’s portfolio holdings.

Public Disclosure. A complete list of the Fund’s portfolio holdings as of the close of each calendar quarter will be made publicly available on Artisan Funds’ website (www.artisanfunds.com) on the 15th day of the following calendar quarter, or such later date as Artisan Funds may determine. A complete list of portfolio holdings is also included in the reports Artisan Funds files with the SEC after the end of each quarter. The Fund may disclose its top ten holdings or an incomplete list of its holdings as of a month-end may be made available immediately after any month-end (which list shall not include more than one-fourth of the Fund’s holdings), provided that the top ten holdings or other incomplete list has been made publicly available on Artisan Funds’ website at least one day prior to disclosure of such information or has been included in an SEC filing that is required to include the information. A discussion of one or more portfolio holdings as of a month-end also may be made available immediately after month-end, provided that the substance of such discussion has been made publicly available on Artisan Funds’ website at least one day prior to disclosure of such information or is otherwise publicly available. Any such list of holdings or discussion of one or more portfolio holdings will remain available on Artisan Funds’ website at least until the date on which the Fund files a report with the SEC that includes a list of portfolio holdings and is for the period that includes the date as of which such information is current. Portfolio holdings information can be found on the Artisan Funds’ website under “Materials” at www.artisanfunds.com/materials_info/view_online.cfm.

Artisan Funds will disclose portfolio holdings information of the Fund on a quarterly basis through the filing of its Forms N-CSR (with respect to each annual period and semiannual period) and Forms N-Q (with respect to the first and third quarters of the Fund’s fiscal year). See the Fund’s prospectus for information on the Fund’s release of portfolio holdings information.

Disclosure of statistical or descriptive information about the Fund’s holdings that does not specifically name the securities held is not prohibited by the Fund’s policy on release of portfolio holdings.

Release of Portfolio Holdings to Fund Service Providers and Other Third Parties. The Fund may release nonpublic portfolio holdings information to selected parties in advance of public release if (i) based on a determination by any of the president, chief financial officer, chief compliance officer or general counsel of Artisan Funds, such disclosure in the manner and at the time proposed is consistent with the Fund’s legitimate business purpose and (ii) the recipient agrees in writing that it is subject to a duty of confidentiality with respect to that information and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available. Examples of instances in which selective disclosure may be appropriate include, without limitation, disclosure (a) to the directors of or service providers to Artisan Funds who have a reasonable need for that information to perform their services for the Fund, including, but not limited to Artisan Partners; Distributors; Bell, Boyd & Lloyd LLP, Ropes & Gray, LLP, Seyfarth Shaw LLP, Fulbright & Jaworski, LLP and Jenner & Block, attorneys for Artisan Funds; Ernst & Young LLP, the Fund’s independent registered public accounting firm; PricewaterhouseCoopers LLP, Artisan Partners’ independent registered public accounting firm; State Street Bank & Trust Company, the Fund’s custodian and transfer agent; Boston Financial Data Services, Inc., the Fund’s sub-transfer agent; Institutional Shareholder Services and Glass, Lewis & Co., the Fund’s proxy voting service providers; the Fund’s securities valuation service providers, which include Reuters, The WM Company, Bloomberg, FT Interactive Data, Bear Stearns, Lehman Brothers Fixed Income Research and ITG, Inc.; and the Fund’s printing, reporting, website and filing support service providers, which include R.R. Donnelley & Sons Company, Confluence Technologies, Inc., Compex Litigation Support LLC, Ivize, Stark Media, Diversified Mail & Fulfillment Specialists, Proven Direct, Essex Two and The Printery; (b) to broker-dealers or other counterparties, research providers or analytical services of holdings or lists of holdings, or lists of securities of interest, in connection with their provision of brokerage, research or analytical services; and (c) in connection with purchases or redemptions in-kind permitted under Artisan Funds’ policy on purchases and redemptions in kind.

Exceptions to Policy. Exceptions to the policy on the release of portfolio holdings must be (i) based on a determination by any of the president, chief financial officer, chief compliance officer or general counsel of Artisan Funds that such disclosure in the manner and at the time proposed is consistent with the Fund’s legitimate business purpose and (ii) made pursuant to a written agreement under which the person or entity receiving portfolio holdings information is subject to a duty of confidentiality and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available.

Artisan Funds’ chief compliance officer or, in his or her absence, its general counsel is responsible for keeping written records of any exceptions granted. To guard against conflicts between the interests of the Fund and Artisan Partners or its affiliates, any exceptions are required to be reported to the board of directors no later than at the next regularly scheduled board meeting after an exception is made.

Purchasing and Redeeming Shares

Purchases and redemptions are discussed in the prospectus under the headings “Buying Shares” and “Redeeming Shares.” In addition, you may, subject to the approval of Artisan Funds, purchase shares of the Fund with securities that are held in the Fund’s portfolio (or, rarely, with securities that are not currently held in the portfolio but that are eligible for purchase by the Fund (consistent with the Fund’s goal and investment process)) that have a value that is readily ascertainable in accordance with the Fund’s valuation policies. Should Artisan Funds approve your purchase of the Fund’s shares with securities, Artisan Funds would follow its “Purchase In-Kind” procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the New York Stock Exchange (“NYSE”) after receipt of the purchase order) pursuant to Artisan Funds’ “Procedures for Valuation of Portfolio Securities” as then in effect. If you are interested in purchasing Fund shares with securities, call Artisan Funds at (800) 344-1770.

The Fund imposes a 2% redemption fee when you sell or exchange shares owned for 90 days or less. In calculating the redemption fee, the Fund currently uses the “first-in, first-out” method, but reserves the right, after notice to shareholders, to change that methodology.

Shares of the Fund may be purchased or redeemed through certain financial services companies, some of which may charge a transaction fee. The Fund may authorize from time to time certain financial services companies, broker-dealers or their designees (“authorized agents”) to accept share purchase and redemption orders on its behalf. For purchase orders placed through an authorized agent, a shareholder will pay the Fund’s NAV per share (see “Net Asset Value” below) next computed after the receipt by the authorized agent of such purchase order, plus any applicable transaction charge imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds that reflect the NAV per share next computed after the receipt by the authorized agent of the redemption order, less any redemption fees imposed by the agent and the Fund’s 2% redemption fee, if applicable. However, the Fund reserves the right to waive or reduce the minimum initial or subsequent investment requirements, or the 2% redemption fee on shares held for 90 days or less, for any account held through an authorized agent.

Some investors may purchase shares of the Fund through an authorized agent or other financial services company that does not charge any transaction fees directly to those investors.

However, such a company may charge a fee for accounting and shareholder servicing services provided by the company with respect to Fund shares held by the company for its customers. These services may include record keeping, transaction processing for shareholders’ accounts and other services to clients of the authorized agents. The Fund may pay a portion of those fees, which is intended to compensate the authorized agent for its provision of services of the type that would be provided by the Fund’s transfer agent or other service providers if the shares were registered directly on the books of the Fund. Artisan Partners, at its own expense, may pay authorized agents for accounting and shareholder services (to the extent those fees are not paid by the Fund) and for distribution and marketing-related services. Such payments may be made for one or more of the following: (1) expenses incurred by authorized agents for their sales activities with respect to the Fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of authorized agents for their sales activities and (2) marketing and promotional services by authorized agents, such as business planning assistance, educating personnel about the Fund and sponsoring sales meetings. Although neither the Fund nor Artisan Partners pays for the Fund to be included in an authorized agent’s “preferred list” or other promotional program, some authorized agents that receive compensation as described above may have such programs in which the Fund may be included.

Net Asset Value. Share purchase and redemption orders will be priced at the Fund’s NAV next computed after such orders are received and accepted by: (i) the Fund; or (ii) an authorized agent authorized by the Fund to accept purchase and redemption orders on the Fund’s behalf.

The NAV of the Fund’s shares is determined as of the close of regular session trading on the NYSE (usually 4:00 p.m., Eastern Time, but sometimes earlier) each day the NYSE is open for regular session trading. NAV will not be determined on days when the NYSE is closed unless, in the judgment of the board of directors, the Fund’s NAV should be determined on any such day, in which case the determination will be made as of 4:00 p.m., Eastern Time. The NAV per share of the Fund (or of a class of shares of the Fund) is determined by dividing the value of all its securities and other assets, less liabilities attributable to the Fund (or class), by the number of shares of the Fund (or class) outstanding. See “Share Price” in the Fund’s prospectus under the caption “Investing with Artisan Funds” for a description of the procedures used by the Fund to value its securities. For purposes of calculating the NAV, securities transactions and shareholder transactions are accounted for no later than one business day after the trade date, in accordance with applicable law.

Although the Fund intends to pay all redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or one percent of the Fund’s net assets represented by such share class during any 90-day period. Redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of readily marketable securities. If redemptions are made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

The Fund reserves the right to suspend or postpone redemptions of its shares during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, if the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of the Fund’s net assets not reasonably practicable.

The Fund has adopted a policy regarding the correction of any error in the computation of NAV. When an error is discovered, the difference between the originally computed (erroneous) NAV and the correct NAV is calculated. If the difference is equal to or less than one cent per share, the error is deemed immaterial and no action is taken. If the difference is greater than one cent per share, the following actions are taken:

Amount of Difference	Action Taken
< 1/2 of 1% of the originally computed NAV	The Fund determines whether it has incurred a loss or a benefit. If the Fund has either paid excessive redemption proceeds or received insufficient subscription proceeds (“fund loss”), the party responsible for the error is expected to reimburse the Fund for the amount of the loss. If the Fund has received a benefit from the error, no action is taken.

= or > 1/2 of 1% of the originally computed NAV

If any shareholder has sustained a loss exceeding $10, the Fund or the party responsible for the error is expected to pay the shareholder any additional redemption proceeds owed and either refund excess subscription monies paid or credit the shareholder’s account with additional shares as of the date of the error.

Either the responsible party or the individual shareholders who experienced a benefit as a result of the error are expected to reimburse the Fund for any fund losses attributable to them.

Additional Tax Information

Artisan Funds intends for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Code and thus not be subject to federal income taxes on amounts that it distributes to shareholders. If the Fund should fail to qualify for pass-through tax treatment under Subchapter M, then it would be required to pay taxes on any income and realized capital gains, reducing the amount of income and realized capital gains that would otherwise be available for distribution to the Fund’s shareholders.

Your distributions will be taxable to you whether received in cash or reinvested in additional shares. For federal income tax purposes, any distribution that is paid in January but that was declared in October, November or December of the prior calendar year is deemed paid as of December 31 of the prior calendar year.

You will be subject to income tax at ordinary rates on income dividends and distributions of net short-term capital gain, except as described below with respect to “qualified dividend income.” Net short-term gain distributed by the Fund does not retain its character; it is taxable to shareholders as ordinary income and may not be offset against other capital losses. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of the length of time you have held your shares. Long-term gains are those derived from securities held by the Fund for more than one year.

The Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”) reduced the maximum tax rate on long-term capital gains of noncorporate investors from 20% to 15%. The Act also reduced to 15% the maximum tax rate on “qualified dividend income” received by noncorporate shareholders who satisfy certain holding period requirements. In the case of the Fund, which qualifies as a regulated investment company for tax purposes, the amount of dividends that may be eligible for the reduced rate may not exceed the amount of aggregate qualifying dividends received by the Fund. To the extent the Fund distributes amounts of dividends, including short-term capital gain dividends, that the Fund determines are eligible for the reduced rates, it will identify the relevant amounts in its annual tax information reports to its shareholders. Without further legislative change, the rate reductions enacted by the Act will lapse, and the previous rates will be reinstated, for taxable years beginning on or after January 1, 2011.

A portion of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends the Fund receives from U.S. corporations. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

You will be advised annually as to the source of distributions for tax purposes. If you are not subject to tax on your income, you will not be required to pay tax on these amounts.

If you realize a loss on the sale of Fund shares held for six months or less, your short-term loss is recharacterized as long-term to the extent of any long-term capital gain distributions you have received with respect to those shares.

The Fund may be required to withhold federal income tax (“backup withholding”) from certain payments to you, generally redemption proceeds and payments of dividends and distributions. Backup withholding may be required if:

•	You fail to furnish your properly certified social security or other tax identification number;

•	You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;

•	You fail to certify that you are a U.S. Person (including a U.S. resident alien); or

•	The IRS informs the Fund that your tax identification number is incorrect.

As modified by the Act, the backup withholding percentage is 28% for amounts paid through 2010, when the percentage will increase to 31% unless amended by Congress.

The backup withholding certifications are contained in the application that you complete when you open your Fund account. Artisan Funds must promptly pay the IRS all amounts withheld. Therefore, it usually is not possible for Artisan Funds to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies (“PFICs”). In addition to bearing their proportionate share of the Fund’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

In accordance with tax laws, the Fund intends to treat securities issued by a PFIC as sold on the last day of the Fund’s fiscal year and recognize any gains for tax purposes at that time; losses may be recognized to the extent of any gains recognized. Such gains will be considered ordinary income that the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions.

The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Foreign currency gains and losses are taxable as ordinary income. If the net effect of these transactions is a gain, the income dividend paid by the Fund will be increased; if the result is a loss, the income dividend paid by the Fund will be decreased.

If more than 50% of the value of the Fund’s total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the Fund. Alternatively, the Fund may choose not to pass through the foreign taxes to shareholders, but instead itself take the deduction for foreign taxes paid in determining the Fund’s taxable income, which would reduce the Fund’s taxable income distributed to shareholders and on which shareholders subject to income tax are required to pay tax. The Fund currently does not expect to pass through foreign taxes to shareholders, but instead expects to account for those taxes at the Fund level.

The discussion of taxation above is not intended to be a full discussion of income tax laws and their effect on shareholders. You are encouraged to consult your own tax advisor. The foregoing information applies to U.S. shareholders. The Fund generally does not sell shares to investors residing outside the U.S. and certain of the Fund’s investment strategies and policies may cause adverse tax consequences for shareholders residing outside the U.S. U.S. citizens residing in a foreign country should consult their tax advisors as to the tax consequences of owning Fund shares.

Custodian and Transfer Agent

State Street Bank & Trust Company (“State Street”), 200 Newport Avenue, North Quincy, MA 02171, acts as custodian of the securities and other assets of the Fund. State Street is responsible for, among other things, safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. State Street also performs transfer agency, dividend paying agency and portfolio accounting services for the Fund. State Street has delegated most transfer agent functions to its affiliate, Boston Financial Data Services, 30 Dan Road, Canton, MA 02021.

State Street is not an affiliate of Artisan Partners or its affiliates. State Street is authorized to deposit securities in securities depositories for the use of services of sub-custodians.

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm provides services including (i) an audit of the annual financial statements; (ii) assistance and consultation in connection with SEC filings; and (iii) preparation of the annual income tax returns filed on behalf of the Fund.

Financial Statements

Financial statements for the Fund are not presented because the Fund was not in operation prior to the date of this SAI.

PART C

OTHER INFORMATION

ITEM 23.	Exhibits

Exhibit Number	Description

(a)(1)	Amended and Restated Articles of Incorporation of the Registrant. (a)

(a)(2)	Articles of Amendment dated October 12, 1995. (a)

(a)(3)	Articles of Amendment dated January 16, 1997. (b)

(a)(4)	Articles of Amendment dated April 10, 1997. (c)

(a)(5)	Articles of Amendment dated June 5, 1997. (d)

(a)(6)	Articles of Amendment dated April 27, 2000. (e)

(a)(7)	Articles of Amendment dated June 29, 2000. (n)

(a)(8)	Articles of Amendment dated November 29, 2000. (g)

(a)(9)	Articles of Amendment dated August 30, 2001. (h)

(a)(10)	Articles of Amendment dated June 5, 2002. (j)

(a)(11)	Articles of Amendment dated January 12, 2006. (r)

(a)(12)	Articles of Amendment dated May 10, 2006. (t)

(a)(13)	Articles of Amendment dated August 3, 2006. (v)

(a)(14)	Form of Articles of Amendment dated , 2007.

(b)	Bylaws, as amended and restated. (w)

(c)	None. (Registrant does not issue share certificates.)

(d)(1)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Small Cap Fund. (a)

(d)(2)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Fund. (a)

(d)(3)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Mid Cap Fund. (c)

(d)(4)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Small Cap Value Fund. (f)

(d)(5)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited

Exhibit Number	Description
Partnership relating to Artisan Mid Cap Value Fund. (h)

(d)(6)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Small Cap Fund. (j)

(d)(7)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Value Fund. (l)

(d)(8)	Amendment No. 1 to the Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Fund. (q)

(d)(9)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Opportunistic Value Fund. (s)

(d)(10)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Emerging Markets Fund. (t)

(d)(11)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Value Fund.

(e)(1)	Distribution Agreement between the Registrant and Artisan Distributors LLC. (f)

(e)(2)	Notification to Distributor regarding addition of Artisan Mid Cap Value Fund. (h)

(e)(3)	Notification to Distributor regarding addition of Artisan International Small Cap Fund. (j)

(e)(4)	Notification to Distributor regarding addition of Artisan International Value Fund. (l)

(e)(5)	Notification to Distributor regarding addition of Artisan Opportunistic Value Fund. (s)

(e)(6)	Notification to Distributor regarding addition of Artisan Emerging Markets Fund. (t)

(e)(7)	Notification to Distributor regarding addition of Artisan International Value Fund – Institutional Shares. (v)

(e)(8)	Form of Notification to Distributor regarding addition of Artisan Global Value Fund.

(f)	None.

(g)(1)	Custodian Agreement and Accounting Services Agreement between the Registrant and State Street Bank and Trust Company. (a)

(g)(2)	Notification to Custodian regarding addition of Artisan Mid Cap Fund. (c)

(g)(3)	Notification to Custodian regarding addition of Artisan Small Cap Value Fund. (d)

(g)(4)	Amendment No. 1 to Custodian Agreement. (f)

(g)(5)	Notification to Custodian regarding addition of Artisan Mid Cap Value Fund. (h)

Exhibit Number	Description

(g)(6)	Notification to Custodian regarding addition of Artisan International Small Cap Fund. (j)

(g)(7)	Notification to Custodian regarding addition of Artisan International Value Fund. (n)

(g)(8)	Amendment No. 2 to Custodian Agreement. (n)

(g)(9)	Notification to Custodian regarding addition of Artisan Opportunistic Value Fund. (s)

(g)(10)	Notification to Custodian regarding addition of Artisan Emerging Markets Fund. (t)

(g)(11)	Form of Notification to Custodian regarding addition of Artisan Global Value Fund.

(h)(1)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (i)

(h)(2)	Notification to Transfer Agent regarding addition of Artisan International Small Cap Fund. (j)

(h)(3)	Notification to Transfer Agent regarding addition of Artisan International Value Fund. (m)

(h)(4)	Letter agreement dated July 24, 2002 between the Registrant and State Street Bank and Trust Company. (n)

(h)(5)	Amendment No. 1 to Transfer Agency and Service Agreement. (o)

(h)(6)	October 1, 2003 amendment to letter agreement dated July 24, 2002 between the Registrant and State Street Bank and Trust Company. (p)

(h)(7)	Notification to Transfer Agent regarding addition of Artisan Opportunistic Value Fund. (s)

(h)(8)	Notification to Transfer Agent regarding addition of Artisan Emerging Markets Fund. (t)

(h)(9)	Notification to Transfer Agent regarding addition of Artisan International Value Fund – Institutional Shares. (v)

(h)(10)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (v)

(h)(11)	Form of Notification to Transfer Agent regarding addition of Artisan Global Value Fund.

(i)(1)	Opinion and consent of Bell, Boyd & Lloyd LLC relating to Artisan Small Cap Fund and Artisan International Fund. (a)

(i)(2)	Opinion and consent of Bell, Boyd & Lloyd LLC relating to Artisan International Fund – Institutional Shares. (b)

Exhibit Number	Description

(i)(3)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Fund. (c)

(i)(4)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Value Fund. (d)

(i)(5)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Fund – Institutional Shares. (e)

(i)(6)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Value Fund – Investor Shares. (g)

(i)(7)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Small Cap Fund – Investor Shares. (h)

(i)(8)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Value Fund – Investor Shares. (k)

(i)(9)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Opportunistic Value Fund – Investor Shares. (s)

(i)(10)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Emerging Markets Fund – Institutional Shares. (t)

(i)(11)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Value Fund – Institutional Shares. (v)

(i)(12)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Value Fund – Investor Shares.*

(i)(13)	Consent of Bell, Boyd & Lloyd LLP.

(i)(14)	Consent of Godfrey & Kahn, S.C.

(j)(1)	Consent of Ernst & Young LLP.

(k)	None.

(l)(1)	Subscription Agreement between the Registrant and Andrew A. Ziegler and Carlene Murphy Ziegler relating to Artisan Small Cap Fund. (a)

(l)(2)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Opportunistic Value Fund. (s)

(l)(3)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Emerging Markets Fund. (u)

(l)(4)	Form of Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Value Fund.

(m)	None.

Exhibit Number	Description

(n)	Multiple Class Plan pursuant to Rule 18f-3 for Artisan International Fund, Artisan Mid Cap Fund, Artisan Emerging Markets Fund and Artisan International Value Fund. (v)

(p)(1)	Artisan Funds, Inc. Code of Ethics for Independent Directors.

(p)(2)	Artisan Funds, Inc., Artisan Partners Limited Partnership, Artisan Distributors LLC Code of Ethics and Policy and Procedures to Prevent Misuse of Inside Information.

*	To be filed by amendment.

(a)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 3 to Registrant’s registration statement, Securities Act file number 33-88316 (the “Registration Statement”), filed on November 27, 1995.

(b)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 5 to the Registration Statement, filed on January 21, 1997.

(c)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 6 to the Registration Statement, filed on April 11, 1997.

(d)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 7 to the Registration Statement, filed on June 6, 1997.

(e)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 12 to the Registration Statement, filed on April 28, 2000.

(f)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 13 to the Registration Statement, filed on October 31, 2000.

(g)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 14 to the Registration Statement, filed on November 30, 2000.

(h)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 16 to the Registration Statement, filed on September 4, 2001.

(i)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 17 to the Registration Statement, filed on October 29, 2001.

(j)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 18 to the Registration Statement, filed on June 6, 2002.

(k)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 19 to the Registration Statement, filed on June 7, 2002.

(l)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 20 to the Registration Statement, filed on August 21, 2002.

(m)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 21 to the Registration Statement, filed on October 29, 2002.

(n)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 22 to the Registration Statement, filed on September 26, 2003.

(o)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 23 to the Registration Statement, filed on January 28, 2004.

(p)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 24 to the Registration Statement, filed on November 30, 2004.

(q)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 25 to the Registration Statement, filed on December 1, 2005.

(r)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 27 to the Registration Statement, filed on January 31, 2006.

(s)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 28 to the Registration Statement, filed on March 21, 2006.

(t)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 31 to the Registration Statement, filed on June 26, 2006.

(u)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 32 to the Registration Statement, filed on August 4, 2006.

(v)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 33 to the Registration Statement, filed on September 26, 2006.

(w)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 34 to the Registration Statement, filed on December 26, 2006.

ITEM 24.	Persons Controlled by or Under Common Control With Registrant.

The Registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item. The information in the statement of additional information under the caption “Principal Shareholders” is incorporated herein by reference.

ITEM 25.	Indemnification.

Article VIII of Registrant’s Amended Articles of Incorporation and Article IX of Registrant’s Bylaws (Exhibits (a)(1) through (b)), which are incorporated herein by reference) provide that the Registrant shall indemnify and advance expenses to its currently acting and its former directors and officers to the fullest extent that indemnification of directors and officers is permitted by the Wisconsin Statutes. The Board of Directors may by bylaw, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Wisconsin Statutes; provided however, that nothing therein shall be construed to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant will not advance attorneys’ fees or other expenses incurred by the person to be indemnified unless the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (i) such person shall provide security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

Registrant and its directors and officers are insured under policies of insurance maintained by Registrant, within the limits and subject to the limitations of the policies, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such directors or officers. The policies expressly exclude coverage for any director or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

ITEM 26.	Business and Other Connections of Investment Adviser.

The information in the prospectus under the caption “Organization, Management & Management Fees” and in the statement of additional information under the caption “Investment Advisory Services” is incorporated herein by reference. As a limited partnership, Artisan Partners Limited Partnership (“Artisan Partners” or “APLP”) itself has no executive officers or directors; however, the principal executives of its general partner, Artisan Investment Corporation, are: Eric R. Colson, Vice President – APLP Investment Operations; Karen L. Guy, Vice President – APLP Business Operations; Janet D. Olsen, Vice President and Secretary; Lawrence A. Totsky, Chief Financial Officer and Treasurer; and Andrew A. Ziegler, President. Each officer of Artisan Investment Corporation is a Managing Director of Artisan Partners. Mr. Ziegler and Carlene M. Ziegler are the only members of the board of directors of Artisan Investment Corporation. For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of Artisan Investment Corporation, except Mr. Colson and Ms. Guy, has engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee, see the information under the caption “Directors and Officers” in the statement of additional information. In addition to being Managing Directors of Artisan Partners, Mr. Colson and Ms. Guy serve as the Chief Operating Officer of Investment Operations and Chief Operating Officer of Business Operations, respectively, of Artisan Partners.

ITEM 27.	Principal Underwriters.

(a)	Artisan Distributors LLC acts as principal underwriter for Artisan Funds.

(b) Name	Positions and Offices with Underwriter	Positions and Offices with Fund
Andrew A. Ziegler	Chairman, President, Chief Executive Officer and Principal	Director, Chief Executive Officer and President

Michael C. Roos	Vice President and Principal	Vice President

Lawrence A. Totsky	Chief Financial Officer, Chief Operations Officer, Vice President, Treasurer and Principal	Chief Financial Officer and Treasurer

Janet D. Olsen	Vice President, Secretary, Chief Legal Officer and Principal	General Counsel and Secretary

Brooke J. Billick	Chief Compliance Officer and Principal	Chief Compliance Officer

Gregory K. Ramirez	Assistant Treasurer and Principal	Assistant Secretary and Assistant Treasurer

Sarah A. Johnson	Registered Representative and Principal	Assistant Secretary

The principal business address of each officer of Artisan Distributors LLC is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

(c)	There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

ITEM 28.	Location of Accounts and Records.

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follow:

(1)	State Street Bank & Trust Company

Crown Colony Office Park

1200 Crown Colony Drive

Quincy, Massachusetts 02169

Rule 31a-1(a); Rules 31a-1(b)(1), (2), (3), (5), (6), (7), (8), (9)

Rules 31a-2(a)(1), (2)

(2)	Artisan Partners Limited Partnership (on its own behalf,

or on behalf of Artisan Funds, Inc. or Artisan Distributors LLC)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

C.H. Coakley & Co.

2151 North Martin Luther King Drive

Milwaukee, Wisconsin 53212

Rule 31a-1(a); Rules 31a-1(b)(4), (5), (6), (7), (9), (10), (11);

Rule 31a-1(d); Rule 31a-1(f); Rules 31a-2(a)(1), (2), (3), (4), (5), (6);

Rule 31a-2(c); Rule 31a-2(e)

(3)	Boston Financial Data Services

30 Dan Road

Canton, Massachusetts 02021

Rules 31a-1(b)(1), (2)(iv); Rule 31a-2(a)(1)

(4)	Bell Boyd & Lloyd LLP

70 West Madison Street, Suite 3100

Chicago, Illinois 60602-4207

Rule 31a-1(b)(4); Rules 31a-2(a)(1), (4)

(5)	Ropes & Gray LLP

One Metro Center

700 12th Street NW, Suite 900

Washington, DC 20005-3948

Rule 31a-1(b)(4); Rule 31a-2(a)(1)

ITEM 29.	Management Services.

Not applicable.

ITEM 30.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin on the 11th day of September, 2007.

ARTISAN FUNDS, INC.

By	/s/ Andrew A. Ziegler
Andrew A. Ziegler
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title		Date

/s/ Andrew A. Ziegler	Director, President and	)
Andrew A. Ziegler	Chief Executive Officer	)
(principal executive officer))
)
/s/ David A. Erne	Director	)
David A. Erne		)
		)	September 11, 2007
/s/ Thomas R. Hefty	Director	)
Thomas R. Hefty		)
)
/s/ Jeffrey A. Joerres	Director	)
Jeffrey A. Joerres		)
)
/s/ Patrick S. Pittard	Director	)
Patrick S. Pittard		)
)
/s/ Howard B. Witt	Director	)
Howard B. Witt		)
)
/s/ Lawrence A. Totsky	Chief Financial Officer and	)
Lawrence A. Totsky	Treasurer	)
	(principal financial and	)
accounting officer))

Index of Exhibits Filed with this Registration Statement

Exhibit Number	Description

(a)(14)	Form of Articles of Amendment dated , 2007.

(d)(11)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Value Fund.

(e)(8)	Form of Notification to Distributor regarding addition of Artisan Global Value Fund.

(g)(11)	Form of Notification to Custodian regarding addition of Artisan Global Value Fund.

(h)(11)	Form of Notification to Transfer Agent regarding addition of Artisan Global Value Fund.

(i)(13)	Consent of Bell, Boyd & Lloyd LLP.

(i)(14)	Consent of Godfrey & Kahn, S.C.

(j)(1)	Consent of Ernst & Young LLP.

(l)(4)	Form of Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Value Fund.

(p)(1)	Artisan Funds, Inc. Code of Ethics for Independent Directors.

(p)(2)	Artisan Funds, Inc., Artisan Partners Limited Partnership, Artisan Distributors LLC Code of Ethics and Policy and Procedures to Prevent Misuse of Inside Information.